[front cover]

September 30, 2002

American Century
Semiannual Report

[photo]

Capital Preservation
Government Agency

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You
[photo]
James E. Stowers, Jr. with James E. Stowers III.

The six months ended September 30, 2002, saw investors in the U.S. grow increasingly risk-averse as they responded to unsettling geopolitical, economic, and corporate news. Events included a wave of corporate bankruptcies and accounting scandals,  signs from various economic indices that the recovery from last year's recession was slowing, escalating violence in the Middle East, and steps toward renewed hostilities with Iraq.

Reactions to this news in the U.S. financial markets included historically low short-term interest rates (as the Federal Reserve left its overnight interest rate target at 1.75% to boost  the economy) and an extended stock market sell-off (the major U.S. stock indices fell around 30% to five-year lows).
Demand grew for "safe-haven" investments, including money market funds, which helped keep money market yields at very low levels. Those low yields made it even more important and notable that the Capital Preservation and Government
Agency Money Market funds continued to outperform most of their peers (see pages
1 and 4).

Turning to administrative matters, the senior leadership team for American
Century Investment Management (ACIM) was realigned recently. Over the summer,
Randy Merk, president and chief investment officer (CIO) of ACIM, resigned to pursue other opportunities. Mark Mallon, CIO of ACIM's value/quantitative equity group, was appointed to the ACIM CIO position, and Bill Lyons, president and CEO of American Century Companies, became ACIM president as well.

Lyons' additional responsibilities as ACIM president create a structure that should help provide investors with superior service. "This move aligns overall company operations more closely with investment management," says Lyons. "Mark will make sure our investment professionals can stay focused on performance, and
I will make sure that ACIM works in an integrated fashion with the other important parts of our business."

Amid the many challenges we face as citizens and investors, we appreciate your continued confidence in American Century.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Table of Contents

CAPITAL PRESERVATION

GOVERNMENT AGENCY

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   16
Share Class and Retirement Account Information ............................   17
Background Information

Capital Preservation - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------------------
                                         CAPITAL     90-DAY TREASURY   U.S. TREASURY MONEY MARKET FUNDS(2)
                                      PRESERVATION     BILL INDEX        AVERAGE RETURN   FUND'S RANKING
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 10/13/72)
----------------------------------------------------------------------------------------------------------
   6 months(1)                            0.68%           0.83%              0.53%         11 out of 96
----------------------------------------------------------------------------------------------------------
   1 Year                                 1.66%           1.74%              1.25%          5 out of 96
----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------
   3 Years                                3.89%           3.98%              3.59%          9 out of 79
----------------------------------------------------------------------------------------------------------
   5 Years                                4.22%           4.31%              3.97%          9 out of 67
----------------------------------------------------------------------------------------------------------
   10 Years                               4.19%           4.43%              4.04%          6 out of 43
----------------------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 17-20 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                         $3.3 billion
-------------------------------------------------------------------------------
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   57 days               69 days
-------------------------------------------------------------------------------
Expense Ratio                              0.48%*                0.47%
-------------------------------------------------------------------------------

* Annualized.

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                           AS OF                 AS OF
                                          9/30/02               3/31/02
-------------------------------------------------------------------------------
1-30 days                                   17%                   19%
-------------------------------------------------------------------------------
31-90 days                                  43%                   33%
-------------------------------------------------------------------------------
91-180 days                                 40%                   40%
-------------------------------------------------------------------------------
More than 180 days                           --                    8%
-------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2002
-------------------------------------------------------------------------------
7-Day Current Yield                                   1.28%
-------------------------------------------------------------------------------
7-Day Effective Yield                                 1.29%
-------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

Investment terms are defined in the Glossary on pages 19-20.

                                                                          -----
                                                                          1

Capital Preservation -  Portfolio Commentary

By Colleen Denzler, portfolio manager

PERFORMANCE SUMMARY

For the six months ended September 30, 2002, Capital Preservation stayed true to its long-term track record, outperforming the average return of  96 Treasury money market funds. The fund's recent as well as longer-term returns consistently ranked in the top 15% of Lipper Inc.'s U.S. Treasury money market funds category (see previous page).

ECONOMIC & MARKET REVIEW

Treasury money market yields remained near their lowest levels in decades.
Despite increased issuance of Treasury bills to finance a growing federal budget deficit, short-term Treasury yields were held down by a slowing economy, changing interest rate expectations, and an uncertain investment environment.

After a strong first quarter, the U.S. economy appeared to be on track for a healthy recovery in 2002. However, economic growth stalled in the second quarter, and although conditions improved slightly in the third quarter, the recovery had clearly lost its momentum.

As a result, interest rate expectations shifted direction. At the beginning of the period, the Federal Reserve was expected to raise short-term interest rates by mid-year. But those expectations gradually evaporated as the economy weakened, and by the end of the period, investors were anticipating a rate cut by the Fed.

The other factor keeping short-term Treasury yields low was growing investor demand. Investors flocked to short-term Treasury securities as a safe place to ride out the storm of corporate scandals, stock market instability, and growing tensions between the U.S. and Iraq.

PORTFOLIO STRATEGY

We extended Capital Preservation's weighted average maturity early in the period. Yields were essentially the same for Treasury securities maturing anywhere from one week to four months, so we focused our purchases on six-month
Treasury bills, where yields were significantly higher.

We shortened the fund's average maturity during the summer but maintained a neutral-to-long position throughout the remainder of the period. We continued to find the most attractive yields among six-month bills, and we balanced these holdings with overnight "dollar rolls" to maintain a neutral average maturity.
In a dollar roll transaction, we buy Treasury bills and  then agree to sell them back at a specific price and date (in this case,  the following day).

OUTLOOK

By September 30, the short-term Treasury market had priced in a Fed rate cut before year-end. Whether that rate cut materializes or not, we think money market yields will rise in 2003 as the economic recovery picks up steam. Despite our expectations, we plan to hold off positioning the portfolio for higher rates until we see consistent evidence of a firm upturn in the economy.

Investment terms are defined in the Glossary on pages 19-20.

-----
    2

Capital Preservation -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

U.S. TREASURY BILLS(1) -- 97.8%

      $150,000,000  U.S. Treasury Bills, 1.77%,
                    10/3/02                                      $   149,984,682
--------------------------------------------------------------------------------
       200,000,000  U.S. Treasury Bills, 1.48%,
                    10/10/02                                         199,907,374
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.69%,
                    10/17/02                                          49,962,556
--------------------------------------------------------------------------------
       350,000,000  U.S. Treasury Bills, 1.88%,
                    11/14/02                                         349,196,388
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.85%,
                    11/29/02                                          99,696,805
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 1.57%,
                    12/5/02                                           49,858,489
--------------------------------------------------------------------------------
       200,000,000  U.S. Treasury Bills, 1.69%,
                    12/12/02                                         199,326,000
--------------------------------------------------------------------------------
       300,000,000  U.S. Treasury Bills, 1.69%,
                    12/19/02                                         298,885,771
--------------------------------------------------------------------------------
       300,000,000  U.S. Treasury Bills, 1.67%,
                    1/16/03                                          298,515,374
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.58%,
                    1/23/03                                           99,488,583
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $150,000,000  U.S. Treasury Bills, 1.68%,
                    1/30/03                                      $   149,155,520
--------------------------------------------------------------------------------
       250,000,000  U.S. Treasury Bills, 1.65%,
                    2/27/03                                          248,292,709
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 1.66%,
                    3/13/03                                           99,248,389
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS                                          2,291,518,640
--------------------------------------------------------------------------------

U.S. TREASURY NOTES(1) -- 2.2%

        50,000,000  U.S. Treasury Notes, 5.50%,
                    1/31/03                                           50,631,004
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 100.0%                                               $2,342,149,644
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1)  The rates for U.S. Treasury Bills are the yield to maturity at purchase.
     The rates for U.S. Treasury Notes are the stated coupon rates.

See Notes to Financial Statements.

                                                                          -----
                                                                          3

Government Agency - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------
                                     GOVERNMENT   90-DAY TREASURY   U.S. GOVERNMENT MONEY MARKET FUNDS(2)
                                       AGENCY       BILL INDEX         AVERAGE RETURN   FUND'S RANKING
---------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/5/89)
---------------------------------------------------------------------------------------------------------
   6 months(1)                         0.73%          0.83%                0.55%         19 out of 135
---------------------------------------------------------------------------------------------------------
   1 Year                              1.69%          1.74%                1.32%         15 out of 135
---------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------
   3 Years                             4.10%          3.98%                3.76%         11 out of 115
---------------------------------------------------------------------------------------------------------
   5 Years                             4.42%          4.31%                4.18%         15 out of 93
---------------------------------------------------------------------------------------------------------
   10 Years                            4.34%          4.43%                4.17%         14 out of 64
---------------------------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 4/12/99)
---------------------------------------------------------------------------------------------------------
   6 months(1)                         0.60%          0.83%                  --               --
---------------------------------------------------------------------------------------------------------
   1 Year                              1.44%          1.74%                  --               --
---------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------
   3 Years                             3.84%          3.98%                  --               --
---------------------------------------------------------------------------------------------------------
   Life of Advisor Class               3.91%          4.07%(3)               --               --
---------------------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service
     (Investor Class only).

(3)  Since 3/31/99, the date nearest the class's inception for which data are available.

See pages 17-20 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                       $606.1 million(1)
-------------------------------------------------------------------------------
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   63 days               58 days
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                            0.48%(2)               0.47%
-------------------------------------------------------------------------------

(1)  Includes Investor and Advisor Classes.

(2)  Annualized.

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
1-30 days                                   51%                   55%
-------------------------------------------------------------------------------
31-90 days                                  18%                   24%
-------------------------------------------------------------------------------
91-180 days                                 22%                   13%
-------------------------------------------------------------------------------
More than 180 days                           9%                    8%
-------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2002
-------------------------------------------------------------------------------
                                                  INVESTOR CLASS
-------------------------------------------------------------------------------
7-Day Current Yield                                   1.35%
-------------------------------------------------------------------------------
7-Day Effective Yield                                 1.36%
-------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

Investment terms are defined in the Glossary on pages 19-20.

-----
    4

Government Agency -  Portfolio Commentary

By Denise Tabacco, portfolio manager

PERFORMANCE SUMMARY

Government Agency Money Market remained one of the better-performing government money market funds during the six months ended September 30, 2002. The fund also has a strong long-term track record, consistently ranking in the top 20% of
Lipper Inc.'s U.S. government money market funds category (see the previous page for performance data).

ECONOMIC & MARKET REVIEW

Although money market rates were relatively stable, hovering around their lowest levels in decades, interest rate expectations changed dramatically during the past six months. At the beginning of the period, the U.S. economy appeared to be on track for a healthy recovery following strong first-quarter growth. As a result, the market began to anticipate an interest rate increase by the Federal
Reserve, possibly as early as mid-year.

However, the economy stalled in the second quarter, prompting investors to put off their expectations of a Fed rate hike until later in the year. Economic activity picked up initially in the third quarter but grew weaker as the quarter wore on. In response, investors shifted their expectations to an interest rate cut by the Fed. As if to underscore that possibility, the Fed adopted a policy bias toward lower interest rates in August.

Uncertainty in the financial markets also helped keep money market rates low.
Concerns about corporate accountability, stock market volatility, and a possible war with Iraq boosted demand for the relative safety of short-term government securities, keeping yields down despite an increase in supply.

PORTFOLIO STRATEGY

Early in the period, we maintained a fairly neutral weighted average maturity for the portfolio, around 60 days. We focused on six-month government agency notes, which offered the most attractive yields, and balanced them with short-term floating-rate securities to keep the average maturity steady.

More recently, we extended the average maturity out as far as 75 days, taking advantage of attractive yields on six-month and one-year agency securities. In particular, we added one-year notes with a call feature, which gives the issuing agency the option to redeem the note early, such as in three or six months. As a result, the fund gets a security that acts like a three- or  six-month bill, but with the higher yield of a one-year security.

OUTLOOK

The market has priced in another rate cut by the Fed before year-end. Whether that rate cut occurs or not, we expect economic conditions to improve sometime in 2003, and money market yields to rise in response. In the meantime, we intend to maintain the portfolio's current positioning, while looking for opportunities to lock in attractive yields.

Investment terms are defined in the Glossary on pages 19-20.

                                                                          -----
                                                                          5

Government Agency -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES(1) -- 80.1%

       $10,000,000  FFCB, 1.93%, 12/2/02                           $  10,000,757
--------------------------------------------------------------------------------
        20,000,000  FFCB, 1.73%, 1/2/03                               19,996,789
--------------------------------------------------------------------------------
        13,450,000  FFCB, 5.00%, 2/3/03                               13,583,268
--------------------------------------------------------------------------------
        50,000,000  FFCB, VRN, 1.72%, 10/1/02,
                    resets weekly off the 3-month
                    T-Bill rate plus 0.08% with
                    no caps                                           50,000,000
--------------------------------------------------------------------------------
         2,350,000  FHLB, 6.375%, 11/15/02                             2,362,156
--------------------------------------------------------------------------------
         2,000,000  FHLB, 5.19%, 11/20/02                              2,009,252
--------------------------------------------------------------------------------
        62,000,000  FHLB, 5.125%, 1/13/03                             62,569,843
--------------------------------------------------------------------------------
         8,570,000  FHLB, 5.66%, 1/13/03                               8,664,467
--------------------------------------------------------------------------------
         5,000,000  FHLB, 2.20%, 1/28/03                               4,999,387
--------------------------------------------------------------------------------
         7,265,000  FHLB, 5.00%, 2/14/03                               7,340,125
--------------------------------------------------------------------------------
         3,600,000  FHLB, 7.00%, 2/14/03                               3,663,431
--------------------------------------------------------------------------------
         1,575,000  FHLB, 2.25%, 2/28/03                               1,578,277
--------------------------------------------------------------------------------
         9,000,000  FHLB, 2.20%, 8/6/03                                9,000,000
--------------------------------------------------------------------------------
        13,000,000  FHLB, 2.125%, 8/13/03                             13,000,000
--------------------------------------------------------------------------------
         9,000,000  FHLB, 2.08%, 8/15/03                               9,000,000
--------------------------------------------------------------------------------
         7,700,000  FHLB, 4.125%, 8/15/03                              7,856,445
--------------------------------------------------------------------------------
        10,000,000  FHLB, 2.00%, 9/5/03                               10,000,000
--------------------------------------------------------------------------------
         8,000,000  FHLB, VRN, 2.10%, 10/1/02,
                    resets quarterly of the Federal
                    Funds Rate plus 0.32% with
                    no caps                                            8,000,000
--------------------------------------------------------------------------------
        10,000,000  FHLB, VRN, 1.70%, 10/15/02,
                    resets quarterly off the
                    3-month LIBOR minus 0.17%
                    with no caps                                       9,997,472
--------------------------------------------------------------------------------
        50,000,000  FHLB, VRN, 1.68%, 10/21/02,
                    resets monthly off the
                    1-month LIBOR rate minus
                    0.14% with no caps                                49,988,348
--------------------------------------------------------------------------------
        11,000,000  FHLB, VRN, 2.50%, 12/4/02,
                    resets quarterly off the
                    3-month LIBOR plus 0.25%
                    with no caps                                      11,000,000
--------------------------------------------------------------------------------
         3,450,000  SLMA, 2.00%, 2/14/03                               3,453,274
--------------------------------------------------------------------------------
        30,000,000  SLMA MTN, VRN, 1.74%,
                    10/1/02, resets weekly off
                    the 3-month T-Bill rate plus
                    0.10% with no caps                                30,000,000
--------------------------------------------------------------------------------
        25,000,000  SLMA MTN, VRN, 1.74%,
                    10/1/02, resets weekly off
                    the 3-month T-Bill rate plus
                    0.10% with no caps                                25,000,000
--------------------------------------------------------------------------------
        25,000,000  SLMA MTN, VRN, 1.79%,
                    10/1/02, resets weekly off
                    the 3-month T-Bill rate plus
                    0.15% with no caps                                24,997,856
--------------------------------------------------------------------------------
        10,000,000  SLMA MTN, VRN, 2.01%,
                    10/1/02, resets weekly off
                    the Federal Funds Rate plus
                    0.37% with no caps                                10,025,755
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $20,000,000  SLMA MTN, VRN, 2.12%,
                    10/1/02, resets weekly off
                    the 3-month T-Bill rate plus
                    0.48% with no caps                             $  20,009,189
--------------------------------------------------------------------------------
        20,000,000  SLMA, VRN, 1.69%, 10/1/02,
                    resets weekly off the Federal
                    Funds Rate plus 0.05% with
                    no caps                                           20,000,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                           448,096,091
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) -- 19.9%

        10,000,000  FFCB Discount Notes, 1.85%,
                    10/1/02                                           10,000,000
--------------------------------------------------------------------------------
        17,750,000  FHLB Discount Notes, 1.99%,
                    10/2/02                                           17,748,960
--------------------------------------------------------------------------------
        20,000,000  FHLB Discount Notes, 1.70%,
                    10/9/02                                           19,992,444
--------------------------------------------------------------------------------
        20,000,000  FHLB Discount Notes, 1.71%,
                    10/11/02                                          19,990,500
--------------------------------------------------------------------------------
        20,968,000  FHLB Discount Notes, 1.72%,
                    10/16/02                                          20,952,974
--------------------------------------------------------------------------------
        11,276,000  FHLB Discount Notes, 1.89%,
                    11/13/02                                          11,250,544
--------------------------------------------------------------------------------
         9,115,000  FHLB Discount Notes, 1.83%,
                    11/22/02                                           9,090,906
--------------------------------------------------------------------------------
         2,457,000  FHLB Discount Notes, 2.14%,
                    12/16/02                                           2,445,901
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                       111,472,229
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                                $559,568,320
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

MTN = Medium Term Note

LIBOR = London Interbank Offered Rate

SLMA = Student Loan Marketing Association

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective September 30, 2002.

(1)  The rates for U.S. Government Agency Securities are the stated coupon rates. The rates for U.S. Government Agency Discount Notes are the yield to maturity at purchase.

See Notes to Financial Statements.

-----
    6

Statement of Assets and Liabilities

SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    CAPITAL          GOVERNMENT
                                                 PRESERVATION          AGENCY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                    $2,342,149,644      $559,568,320
---------------------------------------------
Cash                                                13,182,238             --
---------------------------------------------
Receivable for investments sold                    959,520,288        43,981,122
---------------------------------------------
Interest receivable                                  3,284,123         2,927,066
--------------------------------------------------------------------------------
                                                 3,318,136,293       606,476,508
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                --                 101,985
---------------------------------------------
Accrued management fees (Note 2)                  1,289,639              235,785
---------------------------------------------
Distribution fees payable (Note 2)                    --                      46
---------------------------------------------
Service fees payable (Note 2)                         --                      46
---------------------------------------------
Dividends payable                                   112,664               15,171
---------------------------------------------
Accrued expenses and
other liabilities                                    62,343               11,374
--------------------------------------------------------------------------------
                                                  1,464,646              364,407
--------------------------------------------------------------------------------

NET ASSETS                                      $3,316,671,647      $606,112,101
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                 $3,316,694,618      $606,116,082
---------------------------------------------
Accumulated net realized loss
on investment transactions                             (22,971)           (3,981)
--------------------------------------------------------------------------------
                                                $3,316,671,647      $606,112,101
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                      $3,316,671,647      $605,885,599
---------------------------------------------
Shares outstanding                               3,316,694,618       605,888,242
---------------------------------------------
Net asset value per share                                $1.00             $1.00
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                            N/A               $226,502
---------------------------------------------
Shares outstanding                                    N/A                226,526
---------------------------------------------
Net asset value per share                             N/A                  $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          7

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       CAPITAL        GOVERNMENT
                                                     PRESERVATION       AGENCY
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------
Interest                                              $30,453,707     $5,860,667
--------------------------------------------------------------------------------

EXPENSES (Note 2):
---------------------------------------------------
Management fees                                         7,847,882      1,434,803
---------------------------------------------------
Distribution fees -- Advisor Class                         --                278
---------------------------------------------------
Service fees -- Advisor Class                              --                278
---------------------------------------------------
Trustees' fees and expenses                                59,817         10,958
---------------------------------------------------
Other expenses                                             62,343         11,374
--------------------------------------------------------------------------------
                                                        7,970,042      1,457,691
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                  22,483,665      4,402,976
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS                                   (38,091)           260
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                             $22,445,574     $4,403,236
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
    8

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------
                                             CAPITAL PRESERVATION                  GOVERNMENT AGENCY
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS     SEPT. 30, 2002     MARCH 31, 2002     SEPT. 30, 2002     MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                   $22,483,665        $93,590,717        $4,402,976         $18,193,345
---------------------------------
Net realized gain (loss)                    (38,091)         1,398,128               260               7,799
-------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                22,445,574         94,988,845         4,403,236          18,201,144
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                       (22,483,665)       (93,590,717)        (4,401,642)       (18,174,179)
---------------------------------
  Advisor Class                             --                 --                 (1,334)           (42,429)
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                           (24,737)        (1,388,551)             --                  --
-------------------------------------------------------------------------------------------------------------
Decrease in net assets
  from distributions                   (22,508,402)       (94,979,268)        (4,402,976)       (18,216,608)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions             (16,785,022)       (127,954,229)       (8,330,083)        11,384,764
-------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          (16,847,850)       (127,944,652)       (8,329,823)        11,369,300

NET ASSETS
-------------------------------------------------------------------------------------------------------------
Beginning of period                  3,333,519,497       3,461,464,149       614,441,924        603,072,624
-------------------------------------------------------------------------------------------------------------
End of period                       $3,316,671,647      $3,333,519,497      $606,112,101       $614,441,924
=============================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          9

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency) (the
funds) are two funds in a series issued by the trust. Capital Preservation seeks maximum safety and liquidity and intends to pursue its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Government Agency seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of
America. These policies may require the use of estimates by  fund management.

MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the following classes of shares:
the Investor Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may purchase and sell securities on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. At September 30, 2002, Capital Preservation and
Government Agency had receivables on forward commitment transactions of
$959,520,288 and $43,981,122, respectively.  The funds take possession of any security they purchase in these transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

                                                                    (continued)

-----
   10

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the
Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is
0.2500% less at each point within the Complex Fee range. For the six months ended September 30, 2002, the effective annual Investor Class management fee for the funds was 0.47% and the effective annual Advisor Class management fee for
Government Agency was 0.22%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended
September 30, 2002, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of  the trust, ACIS, and the trust's transfer agent, American
Century Services Corporation.

                                                                    (continued)

                                                                          -----
                                                                          11

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):
--------------------------------------------------------------------------------------------------------
                                            CAPITAL PRESERVATION                GOVERNMENT AGENCY
--------------------------------------------------------------------------------------------------------
                                          SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002
-----------------------------------
Sold                                    905,121,220      $905,121,220      223,317,109     $223,317,109
-----------------------------------
Issued in reinvestment
  of distributions                       21,623,793        21,623,793        4,260,847        4,260,847
-----------------------------------
Redeemed                               (943,530,035)     (943,530,035)    (235,915,913)    (235,915,913)
--------------------------------------------------------------------------------------------------------
Net decrease                            (16,785,022)     $(16,785,022)      (8,337,957)     $(8,337,957)
========================================================================================================
YEAR ENDED MARCH 31, 2002
-----------------------------------
Sold                                   2,046,318,803    $2,046,318,803     466,063,359     $466,063,359
-----------------------------------
Issued in reinvestment
  of distributions                        90,370,869        90,370,869      17,482,913       17,482,913
-----------------------------------
Redeemed                              (2,264,643,901)   (2,264,643,901)   (469,680,200)    (469,680,200)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (127,954,229)    $(127,954,229)     13,866,072      $13,866,072
========================================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002
-----------------------------------------------------------------------
Sold                                                                          9,166           $9,166
-----------------------------------------------------------------------
Issued in reinvestment
  of distributions                                                            1,334            1,334
-----------------------------------------------------------------------
Redeemed                                                                     (2,626)          (2,626)
--------------------------------------------------------------------------------------------------------
Net increase                                                                  7,874           $7,874
========================================================================================================
YEAR ENDED MARCH 31, 2002
-----------------------------------------------------------------------
Sold                                                                         637,610         $637,610
-----------------------------------------------------------------------
Issued in reinvestment
  of distributions                                                            42,084           42,084
-----------------------------------------------------------------------
Redeemed                                                                  (3,161,002)      (3,161,002)
--------------------------------------------------------------------------------------------------------
Net decrease                                                              (2,481,308)     $(2,481,308)
========================================================================================================

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

CAPITAL LOSS CARRYOVERS -- At March 31, 2002, Government Agency had accumulated net realized capital loss carryovers for federal income tax purposes of $4,241
(expiring in 2006), which may be used to offset future taxable gains.

-----
   12

Capital Preservation - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
                               2002(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income         0.01           0.03           0.06           0.05           0.05           0.05
------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (0.01)         (0.03)         (0.06)         (0.05)         (0.05)         (0.05)
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
==================================================================================================================
  TOTAL RETURN(2)               0.68%          2.84%          5.75%          4.63%          4.72%          5.06%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets            0.48%(3)         0.47%          0.47%          0.48%          0.48%          0.49%
--------------------------
Ratio of Net Investment Income
to Average Net Assets         1.35%(3)         2.76%          5.56%          4.51%          4.53%          4.90%
--------------------------
Net Assets, End of Period
(in thousands)             $3,316,672     $3,333,519     $3,461,464     $3,350,237     $3,324,805     $3,144,584
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          13

Government Agency - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------
                              2002(1)         2002           2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income        0.01           0.03           0.06           0.05           0.05           0.05
-----------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (0.01)         (0.03)         (0.06)         (0.05)         (0.05)         (0.05)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
=================================================================================================================
  TOTAL RETURN(2)              0.73%          2.96%          5.98%          4.98%          4.91%          5.14%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets           0.48%(3)         0.47%          0.47%          0.48%          0.48%          0.51%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets        1.45%(3)         2.91%          5.82%          4.88%          4.79%          5.02%
--------------------------
Net Assets,
End of Period
(in thousands)              $605,886       $614,223       $600,373       $555,374       $527,842       $487,791
-----------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
   14

Government Agency - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------
                                                       ADVISOR CLASS
------------------------------------------------------------------------------------------
                                     2002(1)         2002           2001          2000(2)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $1.00          $1.00          $1.00          $1.00
------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------
  Net Investment Income               0.01           0.03           0.06           0.04
------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income         (0.01)         (0.03)         (0.06)         (0.04)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $1.00          $1.00          $1.00          $1.00
==========================================================================================
  TOTAL RETURN(3)                     0.60%          2.71%          5.71%          4.58%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               0.73%(4)         0.72%          0.72%        0.73%(4)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets               1.20%(4)         2.66%          5.57%        4.66%(4)
---------------------------------
Net Assets, End of Period
(in thousands)                         $227           $219         $2,700         $2,584
------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  April 12, 1999 (commencement of sale) through March 31, 2000.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          15

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposal. The proposal received the required number of votes of the
American Century Government Income Trust and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified:

ALBERT EISENSTAT
-------------------------------------------------------------------------------
For:                                                              3,830,620,584
-------------------------------------------------------------------------------
Against:                                                            109,876,745
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
RONALD J. GILSON
-------------------------------------------------------------------------------
For:                                                              3,844,453,975
-------------------------------------------------------------------------------
Against:                                                             96,043,354
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
KATHRYN A. HALL
-------------------------------------------------------------------------------
For:                                                              3,836,704,445
-------------------------------------------------------------------------------
Against:                                                            103,792,884
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
WILLIAM M. LYONS
-------------------------------------------------------------------------------
For:                                                              3,845,400,670
-------------------------------------------------------------------------------
Against:                                                             95,096,659
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
MYRON S. SCHOLES
-------------------------------------------------------------------------------
For:                                                              3,838,910,327
-------------------------------------------------------------------------------
Against:                                                            101,587,002
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
KENNETH E. SCOTT
-------------------------------------------------------------------------------
For:                                                              3,835,147,417
-------------------------------------------------------------------------------
Against:                                                            105,349,912
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
JAMES E. STOWERS III
-------------------------------------------------------------------------------
For:                                                              3,840,587,896
-------------------------------------------------------------------------------
Against:                                                             99,909,433
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
JEANNE D. WOHLERS
-------------------------------------------------------------------------------
For:                                                              3,841,678,735
-------------------------------------------------------------------------------
Against:                                                             98,818,594
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------

-----
   16

Share Class and Retirement Account Information

SHARE CLASSES

Capital Preservation is authorized to issue the Investor Class. Government
Agency is authorized to issue both the Investor Class and the Advisor Class.

INVESTOR CLASS shares are available for purchase directly from American Century without any commissions or other fees. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA and certain 403(b)
distributions [not eligible for rollover to an IRA or to another  qualified plan] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you do not want us to withhold on this amount, you must notify us not to withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the  withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you do not have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                                          -----
                                                                          17

Background Information

INVESTMENT TEAM LEADERS
-------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------
   Colleen Denzler
   Denise Tabacco
-------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

CAPITAL PRESERVATION seeks to provide interest income exempt from state taxes while maintaining a stable share price by investing in U.S. Treasury money market securities.

GOVERNMENT AGENCY seeks to provide interest income exempt from state taxes while maintaining a stable share price by investing in U.S. government money market securities.

An investment in the funds is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The Lipper categories for the U.S. Treasury and government money market funds are:

U.S. TREASURY MONEY MARKET FUNDS (Capital Preservation) -- funds with dollar-weighted average maturities of less than 90 days that intend to maintain a stable net asset value and that invest principally in U.S. Treasury obligations.

U.S. GOVERNMENT MONEY MARKET FUNDS (Government Agency) -- funds with dollar-weighted average maturities of less than 90 days that intend to maintain a stable net asset value and that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

-----
   18

Glossary

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights" on pages 13-15.

DOLLAR ROLLS--short-term debt agreements in which a fund buys a security and agrees to sell it back at a specific price and date (usually within seven days).

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

FLOATING-RATE AGENCY NOTES (FLOATERS)--debt securities issued by U.S. government agencies (such as the Federal Home Loan Bank) whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the
90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR).

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming  that all of the fund's distributions  are reinvested.

U.S. GOVERNMENT AGENCY DISCOUNT NOTES--short-term debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank). These notes are issued at a discount and achieve full value at maturity (typically one year or less).

U.S. GOVERNMENT AGENCY NOTES--intermediate-term debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank). These notes are issued with maturities ranging from three months to 30 years, but the funds only invest in those with remaining maturities of 397 days or less.

U.S. TREASURY BILLS (T-BILLS)--short-term debt securities issued by the U.S.
Treasury and backed by the direct "full faith and credit" pledge of the U.S.
government. T-bills are issued with maturities ranging from three months to one year.

U.S. TREASURY NOTES (T-NOTES)--intermediate-term debt securities issued by the
U.S. Treasury and backed by the direct "full faith and credit" pledge of the
U.S. government. T-notes are issued with maturities ranging from two to 10 years, but the funds only invest in those with remaining maturities of 397 days or less.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a  fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

                                                                    (continued)

                                                                          -----
                                                                          19

Glossary

YIELD (7-DAY CURRENT)--calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

YIELD (7-DAY EFFECTIVE)--calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME-- taxable and tax-free bond funds that can provide current income.  They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

-----
   20

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                          -----
                                                                          21
Notes

-----
   22

[inside back cover]

                            AMERICAN CENTURY FUNDS

-------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------

AGGRESSIVE RISK

   DOMESTIC EQUITY                       INTERNATIONAL
   Veedot(reg.sm)                        Emerging Markets
   New Opportunities                     International Opportunities
   New Opportunities II                  International Discovery**
   Giftrust(reg.sm)                      International Growth
   Vista                                 Global Growth
   Heritage
   Growth                                SPECIALTY
   Ultra(reg.sm)                         Technology
   Select                                Life Sciences

-------------------------------------------------------------------------------
GROWTH AND INCOME
-------------------------------------------------------------------------------

MODERATE RISK

   ASSET ALLOCATION                      DOMESTIC EQUITY
   Balanced                              Equity Growth
   Strategic Allocation: Aggressive      Equity Index
   Strategic Allocation: Moderate        Large Company Value
   Strategic Allocation: Conservative    Tax-Managed Value
                                         Income & Growth
   SPECIALTY                             Value
   Global Gold                           Equity Income
   Global Natural Resources**
   Real Estate
   Utilities

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

-------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Ginnie Mae                            CA Intermediate-Term Tax-Free
   Inflation-Adjusted Bond               AZ Municipal Bond
   Short-Term Government                 FL Municipal Bond
                                         Tax-Free Bond
                                         CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Government Bond                       CA Long-Term Tax-Free
   Target 2005*
   Diversified Bond

AGGRESSIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Target 2030*                          CA High-Yield Municipal
   Target 2025*                          High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

-------------------------------------------------------------------------------
CAPITAL PRESERVATION
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS                 TAX-FREE MONEY MARKETS
   Prime Money Market                    FL Municipal Money Market
   Government Agency Money Market        CA Tax-Free Money Market
   Capital Preservation                  Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
 December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                  COMPANIES

0211                                  American Century Investment Services, Inc.
SH-SAN-31282S                      (c)2002 American Century Services Corporation

[front cover]

September 30, 2002

American Century
Semiannual Report

[photo]

Ginnie Mae
Government Bond
Inflation-Adjusted Bond
Short-Term Government

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You
[photo]
James E. Stowers, Jr. with James E. Stowers III.

The six months ended September 30, 2002, saw investors in the U.S. grow increasingly risk-averse as they responded to unsettling geopolitical, economic, and corporate news. Events included a wave of corporate bankruptcies and accounting scandals;  signs from various economic indices that the recovery from last year's recession was slowing; escalating violence in the Middle East; and
steps toward renewed hostilities with Iraq.

Reactions to this news in the U.S. financial markets included historically low short-term interest rates (as the Federal Reserve left its overnight interest rate target at 1.75% to boost the economy) and an extended stock market sell-off
(the major U.S. stock indices fell around 30% to five-year lows). Demand grew for "safe-haven" investments, sending high-quality bonds and bond funds--such as those discussed in this report--to stellar gains. The divergent performance of stocks and bonds in recent years is a compelling reminder of the value of having a diversified portfolio incorporating both major asset classes.

Turning to administrative matters, the senior leadership team for American
Century Investment Management (ACIM) was realigned recently. Over the summer,
Randy Merk, president and chief investment officer (CIO) of ACIM, resigned to pursue other opportunities. Mark Mallon, CIO of ACIM's value/quantitative equity group, was appointed to the ACIM CIO position, and Bill Lyons, president and CEO of American Century Companies, became ACIM president as well.

Lyons' additional responsibilities as ACIM president create a structure that should help provide investors with superior service. "This move aligns overall company operations more closely with investment management," says Lyons. "Mark will make sure our investment professionals can stay focused on performance, and
I will make sure that ACIM works in an integrated fashion with the other important parts of our business."

Amid the many challenges we face as citizens and investors, we appreciate your continued confidence in American Century.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Table of Contents

GINNIE MAE

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   44
Share Class and Retirement Account Information ............................   45
Background Information

Ginnie Mae - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                    GINNIE MAE   SALOMON 30-YEAR
                                                                    GNMA INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 9/23/85)
--------------------------------------------------------------------------------
   6 months(1)                                         5.93%          6.09%
--------------------------------------------------------------------------------
   1 Year                                              6.91%          7.45%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                                             8.38%          9.00%
--------------------------------------------------------------------------------
   5 Years                                             6.85%          7.54%
--------------------------------------------------------------------------------
   10 Years                                            6.71%          7.28%
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 10/9/97)
--------------------------------------------------------------------------------
   6 months(1)                                         5.80%          6.09%
--------------------------------------------------------------------------------
   1 Year                                              6.64%          7.45%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                                             8.11%          9.00%
--------------------------------------------------------------------------------
   Life of Advisor Class                               6.59%          7.54%(2)
--------------------------------------------------------------------------------
                                  GINNIE MAE        GINNIE MAE   SALOMON 30-YEAR
                                   (NO CDSC)        (WITH CDSC)     GNMA INDEX
--------------------------------------------------------------------------------
C CLASS (INCEPTION 6/15/01)
--------------------------------------------------------------------------------
   6 months(1)                       5.54%             4.79%          6.09%
--------------------------------------------------------------------------------
   1 Year                            6.11%             5.37%          7.45%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Life of C Class                   6.99%             6.71%          9.25%(3)
--------------------------------------------------------------------------------

CDSC stands for "contingent deferred sales charge." It's charged to investors if they redeem the fund's C Class shares within 18 months of purchase. The SEC requires that mutual funds provide performance information net of the CDSC in all cases where the charge could be applied. So the fund's "with CDSC" return reflects deduction of the 0.75% maximum CDSC imposed on shares redeemed within the reporting period.

(1)  Returns for periods less than one year are not annualized.

(2)  Since 9/30/97, the date nearest the class's inception for which data are available.

(3)  Since 6/30/01, the date nearest the class's inception for which data are available.

See pages 45-50 for information about share classes, returns, and the comparative index.

                                                                    (continued)

                                                                          -----
                                                                          1

Ginnie Mae - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1992

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
------------------------------------------------------------------------------------------------------------------------
                   1993      1994       1995       1996       1997      1998       1999       2000       2001     2002
------------------------------------------------------------------------------------------------------------------------
Ginnie Mae         6.58%    -1.10%     12.90%      5.07%      9.96%     7.63%      1.65%      6.97%     11.31%    6.91%
------------------------------------------------------------------------------------------------------------------------
Salomon
30-Year
GNMA Index         6.84%    -1.09%     13.88%      5.98%     10.14%     8.27%      2.58%      7.73%     11.89%    7.45%
------------------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for Ginnie Mae.
Returns for the Salomon 30-Year GNMA Index are provided for comparison. Ginnie
Mae's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares;
performance for other classes will vary due to differences in fee structures
(see the Total Returns chart on the previous page). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Ginnie Mae - Portfolio Commentary

By Casey Colton, portfolio manager

PERFORMANCE SUMMARY

Ginnie Mae performed very well in the six months ended September 30, 2002, offering investors high credit quality, low volatility, and attractive yields during an exceptional period in the financial markets. (See pages 1 and 2 for detailed performance information.)

ECONOMIC & MARKET REVIEW

The six months were remarkable in that worries about corporate profits and accounting, war, and terrorism slowed the economic recovery and put stocks on track for their first three-year losing streak since World War II. With stocks and the economy surprisingly weak, nervous investors piled into Treasury securities--considered among the safest investments in the world. That pushed yields down to levels not seen since the Eisenhower administration.

The dramatic decline in bond yields meant the rate on a 30-year mortgage finished September under 6%--the lowest level on record. With mortgage rates so low, homeowners refinanced their loans at a record pace.

While all that refinancing has helped prop up consumer spending and the economy, it has been undesirable for mortgage bondholders. Prepayments limit returns for mortgage investors--who get their money back sooner than expected to reinvest at the new, lower rate--another reason mortgages lagged Treasurys.

Though yields on mortgage-backed securities declined during the six months, they remained very attractive relative to the income paid by Treasurys. In fact, the difference in yield between mortgages and Treasurys reached the widest spread since early in 2001.

PORTFOLIO STRATEGY

Because rates are at record lows, the mortgage market is volatile when interest rates change--large portions of the market are subject to refinancing when rates fall, or see their duration extend when rates rise. As a result, we worked hard to protect the portfolio's income stream against mortgage prepayments. But with interest rates likely to rise as the economy improves, we also have to protect the share price from duration extension.

We tried to limit exposure to rate changes by allocating a small slice of the portfolio to cash, traditional Treasurys, or Treasury inflation-indexed securities at different points in the last six months. Holding modest amounts of Treasurys and inflation-linked bonds helped performance, because these have been two of the best-performing sectors of the bond market so far this year.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                         $2.1 billion
-------------------------------------------------------------------------------
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Average Duration                           1.7 yrs               3.9 yrs
-------------------------------------------------------------------------------
Average Life                               2.8 yrs               6.3 yrs
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                            0.59%*                0.59%
-------------------------------------------------------------------------------
* Annualized.

YIELDS AS OF SEPTEMBER 30, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
Investor Class                                         4.62%
-------------------------------------------------------------------------------
Advisor Class                                          4.37%
-------------------------------------------------------------------------------
C Class                                                3.88%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          3

Ginnie Mae - Portfolio Commentary

But with mortgage yields looking so attractive relative to Treasurys by the end of September, we preferred to be fully invested in mortgages. (The Types of
Investments table below shows an unusually large cash position because we had a few large trades settling after September 30.) To reduce the fund's exposure to prepayments, we focused on holding mortgages from pools or with coupons we believe are less likely to be refinanced.

OUTLOOK

Though high-quality bonds have been on a long winning streak, shareholders should keep in mind that rates are eventually likely to rise (and bond prices decline), given that we're already at more than 40-year lows on interest rates.
That said, Ginnie Mae should hold up better than Treasury funds if interest rates and economic growth increase gradually, because the fund's high dividend payment helps support its total return over time. And of course, we'll work hard to try to deliver the yield and return potential of mortgages while limiting the downside if rates rise by managing the portfolio's structure and exposure to different pools of mortgages.

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
GNMAs                                       85.0%                 75.1%
-------------------------------------------------------------------------------
U.S. Treasury Securities                     --                   24.7%
-------------------------------------------------------------------------------
U.S. Government
Agency Securities                            --                    0.1%
-------------------------------------------------------------------------------
Temporary Cash
Investments                                 15.0%                  0.1%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

-----

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES(1) -- 85.0%

     $ 90,000,000  GNMA, 6.00%, settlement
                   date 10/31/02(2)                               $   92,840,580
--------------------------------------------------------------------------------
       38,481,133  GNMA, 6.00%, 7/20/16
                   to 11/1/36                                         39,983,867
--------------------------------------------------------------------------------
      200,000,000  GNMA, 6.50%, settlement
                   date 10/23/02(2)                                  208,500,000
--------------------------------------------------------------------------------
      621,394,720  GNMA, 6.50%, 6/15/23
                   to 5/15/32                                        649,048,787
--------------------------------------------------------------------------------
      113,335,012  GNMA, 6.50%, 4/15/31                              118,346,573
--------------------------------------------------------------------------------
      607,772,750  GNMA, 7.00%, 9/15/08
                   to 5/15/32                                        638,730,146
--------------------------------------------------------------------------------
        2,741,672  GNMA, 7.25%, 9/15/22
                   to 12/20/25                                         2,912,135
--------------------------------------------------------------------------------
      163,048,234  GNMA, 7.50%, 1/15/06
                   to 2/20/31                                        173,470,889
--------------------------------------------------------------------------------
        1,090,140  GNMA, 7.65%, 6/15/16
                   to 4/15/17                                          1,177,884
--------------------------------------------------------------------------------
        2,075,103  GNMA, 7.75%, 9/20/17
                   to 8/20/25                                          2,237,926
--------------------------------------------------------------------------------
        2,057,109  GNMA, 7.77%, 4/15/20
                   to 1/15/21                                          2,226,563
--------------------------------------------------------------------------------
        1,164,942  GNMA, 7.85%, 11/20/20
                   to 10/20/22                                         1,256,702
--------------------------------------------------------------------------------
          251,937  GNMA, 7.89%, 9/20/22                                  271,897
--------------------------------------------------------------------------------
        1,398,338  GNMA, 7.98%, 6/15/19                                1,519,893
--------------------------------------------------------------------------------
       59,943,954  GNMA, 8.00%, 6/15/06
                   to 7/20/30                                         64,424,454
--------------------------------------------------------------------------------
          473,803  GNMA, 8.15%, 11/15/19
                   to 2/15/21                                            516,860
--------------------------------------------------------------------------------
        6,749,529  GNMA, 8.25%, 2/15/06
                   to 5/15/27                                          7,348,587
--------------------------------------------------------------------------------
        2,236,116  GNMA, 8.35%, 1/15/19
                   to 12/15/20                                         2,449,190
--------------------------------------------------------------------------------
       25,430,580  GNMA, 8.50%, 12/15/04
                   to 5/15/31                                         27,756,725
--------------------------------------------------------------------------------
        2,775,317  GNMA, 8.75%, 2/15/16
                   to 7/15/27                                          3,066,833
--------------------------------------------------------------------------------
       13,721,393  GNMA, 9.00%, 11/15/04
                   to 3/15/25                                         15,166,624
--------------------------------------------------------------------------------
        2,529,836  GNMA, 9.25%, 5/15/16
                   to 8/15/26                                          2,830,365
--------------------------------------------------------------------------------
        5,126,348  GNMA, 9.50%, 6/15/09
                   to 7/20/25                                          5,751,184
--------------------------------------------------------------------------------
          980,473  GNMA, 9.75%, 6/15/05
                   to 11/20/21                                         1,086,359
--------------------------------------------------------------------------------
        1,166,281  GNMA, 10.00%, 11/15/09
                   to 1/20/22                                          1,335,074
--------------------------------------------------------------------------------
          631,420  GNMA, 10.25%, 5/15/12
                   to 10/15/19                                           712,005
--------------------------------------------------------------------------------
          359,586  GNMA, 10.50%, 12/20/13
                   to 3/15/21                                            418,385
--------------------------------------------------------------------------------

Principal Amount                                                          Value
--------------------------------------------------------------------------------

     $    108,420  GNMA, 10.75%, 12/15/09
                   to 7/15/19                                     $      124,358
--------------------------------------------------------------------------------
          675,392  GNMA, 11.00%, 12/15/09
                   to 6/15/20                                            781,103
--------------------------------------------------------------------------------
            8,222  GNMA, 11.25%, 2/20/16                                   9,607
--------------------------------------------------------------------------------
          160,629  GNMA, 11.50%, 7/15/10
                   to 8/20/19                                            188,532
--------------------------------------------------------------------------------
           71,076  GNMA, 12.00%, 10/15/10
                   to 1/20/15                                             83,389
--------------------------------------------------------------------------------
           72,323  GNMA, 12.25%, 2/15/14
                   to 5/15/15                                             85,963
--------------------------------------------------------------------------------
          217,997  GNMA, 12.50%, 5/15/10
                   to 5/15/15                                            257,614
--------------------------------------------------------------------------------
          502,958  GNMA, 13.00%, 1/15/11
                   to 8/15/15                                            605,691
--------------------------------------------------------------------------------
          154,272  GNMA, 13.50%, 5/15/10
                   to 11/15/14                                           186,506
--------------------------------------------------------------------------------
           10,193  GNMA, 13.75%, 8/15/14                                  12,409
--------------------------------------------------------------------------------
           12,960  GNMA, 14.00%, 6/15/11
                   to 10/15/12                                            15,778
--------------------------------------------------------------------------------
           98,529  GNMA, 14.50%, 9/15/12
                   to 12/15/12                                           121,268
--------------------------------------------------------------------------------
          164,563  GNMA, 15.00%, 6/15/11
                   to 10/15/12                                           203,776
--------------------------------------------------------------------------------
           41,427  GNMA, 16.00%, 10/15/11
                   to 3/15/12                                             52,180
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,004,886,182)                                              2,068,114,661
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 15.0%

Repurchase Agreement, Merrill Lynch & Co.,
Inc., (U.S. Treasury obligations), in a joint
trading account at 1.82%, dated 9/30/02,
due 10/1/02 (Delivery value $106,628,390)(3)                         106,623,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations), in
a joint trading account at 1.82%, dated
9/30/02, due 10/1/02 (Delivery value
$44,720,261)                                                          44,718,000
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 1.82%, dated 9/30/02, due
10/1/02 (Delivery value $106,628,390)(3)                             106,623,000
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs &  Co.,
(U.S. Treasury obligations), in a joint
trading account at 1.85%, dated 9/30/02,
due 10/1/02 (Delivery value $106,628,479)(3)                         106,623,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $364,587,000)                                                  364,587,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $2,369,473,182)                                             $2,432,701,661
================================================================================

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

GNMA = Government National Mortgage Association

(1)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(2)  Forward Commitment.

(3)  Security, or a portion thereof, has been segregated for Forward
     Commitments.

See Notes to Financial Statements.

-----

Government Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                    SALOMON          SALOMON
                                   GOVERNMENT       TREASURY/       LONG-TERM
                                      BOND       MORTGAGE INDEX   TREASURY INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 5/16/80)
--------------------------------------------------------------------------------
   6 months(1)                       11.22%           8.82%           18.82%
--------------------------------------------------------------------------------
   1 Year                             8.95%           8.78%           14.51%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                            9.65%           9.60%           12.76%
--------------------------------------------------------------------------------
   5 Years                            7.80%           7.99%           10.08%
--------------------------------------------------------------------------------
   10 Years                           6.65%           7.38%            9.49%
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 10/9/97)
--------------------------------------------------------------------------------
   6 months(1)                       11.08%           8.82%           18.82%
--------------------------------------------------------------------------------
   1 Year                             8.68%           8.78%           14.51%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                            9.37%           9.60%           12.76%
--------------------------------------------------------------------------------
   Life of Advisor Class              7.52%           7.99%(2)        10.07%(2)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 9/30/97, the date nearest the class's inception for which data are available.

See pages 45-50 for information about share classes, returns, and the comparative index.

                                                                    (continued)

                                                                          -----
                                                                          7

Government Bond - Performance
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1992

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
------------------------------------------------------------------------------------------------------------------------
                     1993      1994      1995      1996       1997      1998       1999       2000      2001      2002
------------------------------------------------------------------------------------------------------------------------
Government Bond      7.26%    -1.96%     9.62%     4.82%      8.22%    12.58%     -1.92%      6.41%     13.70%    8.95%
------------------------------------------------------------------------------------------------------------------------
Salomon
Treasury/
Mortgage Index       9.65%    -3.00%    13.53%     4.97%      9.44%    11.64%     -0.07%      7.28%     12.80%    8.78%
------------------------------------------------------------------------------------------------------------------------
Salomon
Long-Term
Treasury Index      20.40%   -10.73%    22.85%     2.45%     13.23%    22.10%     -7.68%      9.81%     14.03%   14.51%
------------------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for Government
Bond. Returns for the Salomon Treasury/Mortgage Index and Long-Term Treasury
Index are provided for comparison. Government Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns chart on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Government Bond - Portfolio Commentary

By Bob Gahagan, portfolio manager

PERFORMANCE SUMMARY

Reflecting the strong performance of bonds, Government Bond posted a double-digit gain during the six months ended September 30, 2002. The fund also outperformed the Salomon Treasury/Mortgage Index (see pages 7 and 8).

This is the first report since the merger of the Government Bond and Treasury funds in early September. The combined fund has no average maturity restrictions and may invest in any type of government bonds. Generally, the fund will buy intermediate-term bonds--because that's where the best risk/return trade-off has been--from among Treasury, government agency, and mortgage-backed securities. At the time of the merger, we also changed the fund's benchmark from the Salomon
Long-Term Treasury Index to the Salomon Treasury/Mortgage Index to better reflect the portfolio's broader investment mandate.

ECONOMIC & MARKET REVIEW

Government bonds performed very well during the period, benefiting from a sluggish economy and widespread uncertainty. After a strong first quarter, the economic recovery lost momentum in the second quarter and remained shaky in the third quarter. Investors, who were expecting the Federal Reserve to raise interest rates at the start of the period, began to anticipate an interest rate cut instead.

The most important positive factor for bonds, however, was a flight to quality.
Concerns about uninspiring corporate earnings, a declining stock market, the threat of war with Iraq, and repeated revelations of scandalous corporate behavior weighed on investor confidence. Amid all this uncertainty, investors looked to high-quality bonds as a safe place to ride out the storm.

The biggest beneficiaries of the flight to quality were Treasury bonds, which are considered to be the safest fixed-income investment. As a result, Treasury yields declined sharply, reaching levels not seen since the late 1950s. For example, the 10-year Treasury bond yield fell from 5.4% to a 45-year low of
3.6%, producing a total return of nearly 18% for the six-month period.

Government agency securities also benefited from increased demand, but to a lesser extent than Treasurys. Mortgage-backed securities posted gains, but their performance was restrained by a huge wave of refinancing activity sparked by record  low mortgage rates.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                        $701.6 million
-------------------------------------------------------------------------------
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   4.7 yrs              18.4 yrs
-------------------------------------------------------------------------------
Average Duration                           4.3 yrs              10.1 yrs
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                            0.51%*                0.51%
-------------------------------------------------------------------------------
* Annualized.

YIELDS AS OF SEPTEMBER 30, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
Investor Class                                         2.50%
-------------------------------------------------------------------------------
Advisor Class                                          2.26%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          9

Government Bond - Portfolio Commentary

PORTFOLIO STRATEGY

The Government Bond fund was well positioned for the favorable environment of the past six months. We maintained a relatively long portfolio duration for much of the period, which allowed the fund to earn larger price gains on its bonds as yields fell.

In addition, we held an overweight position in Treasury bonds, which made up around 60% of the portfolio throughout the period. The rest of the portfolio was split between government agency and mortgage-backed securities, though we favored agency debt over mortgages. In fact, we brought our agency position back up to a neutral weighting by the end of the period, adding agency bonds when yields spiked temporarily higher in September.

OUTLOOK

Economic expectations are pretty much the same as they were a year ago--investors are anticipating a full economic recovery in the coming year. We are planning to gradually reposition  the portfolio for a rising interest rate environment--shortening the fund's duration, rebalancing the sector weightings--but we intend to wait until some of the uncertainty in the financial markets is resolved.

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Treasury Bonds                              57.4%                 84.9%
-------------------------------------------------------------------------------
U.S. Government
Agency Securities                           27.9%                   --
-------------------------------------------------------------------------------
Mortgage-Backed
Securities                                   9.3%                 13.7%
-------------------------------------------------------------------------------
Temporary Cash
Investments                                  5.4%                  1.4%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

-----

Government Bond -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 57.4%

      $21,000,000  U.S. Treasury Bonds, 9.375%,
                   2/15/06                                        $  25,887,435
--------------------------------------------------------------------------------
       25,000,000  U.S. Treasury Bonds, 10.375%,
                   11/15/07                                          33,860,375
--------------------------------------------------------------------------------
       20,200,000  U.S. Treasury Bonds, 11.25%,
                   2/15/15                                           34,215,346
--------------------------------------------------------------------------------
        4,800,000  U.S. Treasury Bonds,
                   10.625%, 8/15/15                                   7,880,064
--------------------------------------------------------------------------------
        5,500,000  U.S. Treasury Bonds, 7.25%,
                   5/15/16                                            7,142,696
--------------------------------------------------------------------------------
       15,606,500  U.S. Treasury Inflation Indexed
                   Notes, 3.625%, 1/15/08                            17,220,805
--------------------------------------------------------------------------------
       16,000,000  U.S. Treasury Notes, 2.25%,
                   7/31/04                                           16,172,512
--------------------------------------------------------------------------------
       18,000,000  U.S. Treasury Notes, 7.50%,
                   2/15/05                                           20,369,538
--------------------------------------------------------------------------------
        7,000,000  U.S. Treasury Notes, 6.75%,
                   5/15/05                                            7,861,056
--------------------------------------------------------------------------------
       39,800,000  U.S. Treasury Notes, 6.50%,
                   8/15/05                                           44,810,779
--------------------------------------------------------------------------------
       20,000,000  U.S. Treasury Notes, 5.625%,
                   2/15/06                                           22,257,820
--------------------------------------------------------------------------------
       18,000,000  U.S. Treasury Notes, 6.875%,
                   5/15/06                                           20,872,980
--------------------------------------------------------------------------------
       17,000,000  U.S. Treasury Notes, 7.00%,
                   7/15/06                                           19,868,087
--------------------------------------------------------------------------------
        6,000,000  U.S. Treasury Notes, 6.50%,
                   10/15/06                                           6,947,346
--------------------------------------------------------------------------------
       25,500,000  U.S. Treasury Notes, 3.50%,
                   11/15/06                                          26,591,732
--------------------------------------------------------------------------------
       26,000,000  U.S. Treasury Notes, 4.375%,
                   5/15/07                                           28,070,874
--------------------------------------------------------------------------------
        8,000,000  U.S. Treasury Notes, 6.125%,
                   8/15/07                                            9,272,504
--------------------------------------------------------------------------------
       25,700,000  U.S. Treasury Notes, 5.625%,
                   5/15/08                                           29,374,303
--------------------------------------------------------------------------------
       11,000,000  U.S. Treasury Notes, 4.75%,
                   11/15/08                                          12,084,105
--------------------------------------------------------------------------------
       16,500,000  U.S. Treasury Notes, 6.00%,
                   8/15/09                                           19,324,982
--------------------------------------------------------------------------------
       11,000,000  U.S. Treasury Notes, 5.00%,
                   8/15/11                                           12,219,889
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $395,376,604)                                                 422,305,228
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 27.9%

       35,000,000  FHLB, 4.75%, 6/28/04                              36,666,105
--------------------------------------------------------------------------------
       12,000,000  FHLB, 4.125%, 5/13/05                             12,527,316
--------------------------------------------------------------------------------
       21,000,000  FHLB, 4.50%, 8/14/09                              21,818,958
--------------------------------------------------------------------------------
       11,000,000  FHLMC, 4.875%, 3/15/07                            11,851,246
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $10,000,000  FHLMC, 5.75%, 4/15/08                           $ 11,198,210
--------------------------------------------------------------------------------
       22,000,000  FNMA, 3.50%, 9/15/04                              22,636,064
--------------------------------------------------------------------------------
       45,000,000  FNMA, 4.25%, 7/15/07(1)                           47,285,190
--------------------------------------------------------------------------------
       19,000,000  FNMA, 6.00%, 5/15/11                              21,401,069
--------------------------------------------------------------------------------
       20,000,000  FNMA, 4.375%, 9/15/12                             20,006,980
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $197,521,460)                                                 205,391,138
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) -- 9.3%

        5,000,000  FNMA, 5.50%, settlement
                   date 10/31/02(3)                                   5,135,940
--------------------------------------------------------------------------------
       35,000,000  FNMA, 6.00%, settlement
                   date 10/31/02(3)                                  35,853,126
--------------------------------------------------------------------------------
        7,453,776  FNMA, 6.00%, 2/1/32                                7,669,682
--------------------------------------------------------------------------------
        9,349,607  FNMA, 6.50%, 2/1/32                                9,699,106
--------------------------------------------------------------------------------
        9,379,074  FNMA, 7.00%, 5/1/32                                9,798,299
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $67,349,793)                                                   68,156,153
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 5.4%

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 1.85%, dated 9/30/02, due
10/1/02 (Delivery value $34,841,790)                                 34,840,000
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 1.82%, dated 9/30/02, due
10/1/02 (Delivery value $4,651,235)                                   4,651,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $39,491,000)                                                   39,491,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $699,738,857)                                                $735,343,519
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

(1)  Security, or a portion thereof, has been segregated for Forward
     Commitments.

(2)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(3)  Forward Commitment.

                                                                          -----
                                                                          11

See Notes to Financial Statements.

Inflation-Adjusted Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                   INFLATION-ADJUSTED        SALOMON U.S.
                                          BOND          INFLATION-LINKED INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 2/10/97)
--------------------------------------------------------------------------------
   6 months(1)                           13.06%                14.47%
--------------------------------------------------------------------------------
   1 Year                                13.18%                14.67%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                               11.28%                12.31%
--------------------------------------------------------------------------------
   5 Years                                7.93%                 8.81%
--------------------------------------------------------------------------------
   Life of Investor Class                 7.04%                 7.81%(2)
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 6/15/98)
--------------------------------------------------------------------------------
   6 months(1)                           12.92%                14.47%
--------------------------------------------------------------------------------
   1 Year                                12.88%                14.67%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                               11.00%                12.31%
--------------------------------------------------------------------------------
   Life of Advisor Class                  8.40%                 9.72%(3)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 1/31/97, the date nearest the class's inception for which data are available.

(3)  Since 6/30/98, the date nearest the class's inception for which data are available.

See pages 45-50 for information about share classes, returns, and the comparative index.

                                                                    (continued)

-----

Inflation-Adjusted Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 10, 1997*

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                          1997*    1998      1999      2000      2001      2002
--------------------------------------------------------------------------------
Inflation-Adjusted Bond   0.18%    4.70%     1.50%     8.29%    12.43%    13.18%
--------------------------------------------------------------------------------
Salomon U.S.
Inflation-Linked Index    0.40%    5.71%     1.86%     9.11%    13.22%    14.67%
--------------------------------------------------------------------------------

* From 2/10/97, the class's inception date. Index data from 1/31/97, the date nearest the class's inception for which data are available. Not annualized.

The charts on the performance pages give historical return data for
Inflation-Adjusted Bond. Returns for the Salomon U.S. Inflation-Linked Index are
provided for comparison. Inflation-Adjusted Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns chart on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          13

Inflation-Adjusted Bond -  Portfolio Commentary

By Casey Colton, portfolio manager

PERFORMANCE SUMMARY

Inflation-Adjusted Bond had an excellent return, as inflation-indexed securities were the best-performing broad segment of the bond market for the six months, as well as the one-, three-, and five-year periods ended September 30, 2002, based on the performance of the Salomon U.S. Inflation-Linked Index. (See pages 12 and 13 for detailed performance information.)

ECONOMIC & MARKET REVIEW

The six months were remarkable in that worries about corporate profits and accounting, war, and terrorism slowed the economic recovery and put stocks on track for their first three-year losing streak since World War II. With stocks and the economy surprisingly weak, nervous investors piled into Treasury securities--considered among the safest investments in the world. That pushed yields down to levels not seen since the Eisenhower administration.

Treasury inflation-indexed securities (TIIS) saw additional demand from investors worried about rising energy costs eating into the purchasing power of their money. For the six months,  the Commodity Research Bureau Commodity Price
Index rose about 10%, and is up almost 25% since bottoming late in 2001.

Higher prices showed up at the gas pump, as well as in costs for shelter and medical services. This has meant higher readings for the government's consumer price index (CPI), which shows an annualized year-to-date inflation rate of 2.6%
through the end of September. That's a significant increase from the 1.6% change in the CPI we experienced in 2001, and is more in line with the 2.75% average rate of inflation over the last 20 years.

The increase in inflation resulted in very attractive yields for TIIS, whose interest payouts fluctuate with changes in the CPI. That added to demand for
TIIS, as did concern over several potential causes for inflation, including decade lows on interest rates, a weaker dollar, rising oil prices, and a growing federal budget deficit.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                        $391.3 million
-------------------------------------------------------------------------------
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                  11.3 yrs              13.8 yrs
-------------------------------------------------------------------------------
Average Duration                           8.4 yrs               9.6 yrs
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                            0.51%*                0.51%
-------------------------------------------------------------------------------
* Annualized.

YIELDS AS OF SEPTEMBER 30, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
Investor Class                                        2.77%
-------------------------------------------------------------------------------
Advisor Class                                         2.52%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.                       (continued)

-----

Inflation-Adjusted Bond -  Portfolio Commentary

PORTFOLIO STRATEGY

The portfolio's duration (sensitivity to interest rate changes) was shorter than that of its benchmark because we .modestly underweighted 30-year TIIS in favor of intermediate-term securities. Having a shorter duration meant the portfolio trailed its benchmark slightly when the market rallied.

However, we added value relative to the index by positioning the portfolio to benefit from changes in the shape of the TIIS yield curve, which moved from flat
(with very little difference in yield between 10- and 30-year TIIS) to a more normal, upward-sloping shape.

In addition, we prefer intermediate TIIS because they have very attractive yields relative to conventional Treasurys. At the end of September, the difference in yield between intermediate conventional and inflation-indexed
Treasurys was less than 150 basis points, or 1.5%. Given the current rate of and future expectations for inflation, we expect that spread could widen to 200 basis points or more. When the breakeven yield widens, inflation-indexed securities outperform.

OUTLOOK

Though bonds have been on a long winning streak, shareholders should keep in mind that rates are eventually likely to rise (and bond prices decline), given that we're already at more than 40-year lows on interest rates. That said,
Inflation-Adjusted Bond could hold up better than other bond funds if interest rates rise because economic growth and inflation are on the rebound.

We should also mention that the portfolio's yield again fluctuated widely with changes in inflation during the last six months, reminding shareholders that
Inflation-Adjusted Bond is best used as a long-term hedge against inflation, rather than as an income investment.

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Less than 2 years                            2.0%                  1.0%
-------------------------------------------------------------------------------
2-5 years                                   12.0%                 19.5%
-------------------------------------------------------------------------------
5-10 years                                  59.0%                 43.8%
-------------------------------------------------------------------------------
10-30 years                                 27.0%                 33.1%
-------------------------------------------------------------------------------
More than 30 years                           --                    2.6%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          15

Inflation-Adjusted Bond -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 87.5%

     $  5,551,643  U.S. Treasury Inflation Indexed
                   Notes, 3.375%, 1/15/07                        $    6,048,692
--------------------------------------------------------------------------------
      101,442,250  U.S. Treasury Inflation Indexed
                   Notes, 3.625%, 1/15/08                           111,935,234
--------------------------------------------------------------------------------
       45,111,180  U.S. Treasury Inflation Indexed
                   Notes, 3.875%, 1/15/09                            50,736,003
--------------------------------------------------------------------------------
       30,849,504  U.S. Treasury Inflation Indexed
                   Notes, 4.25%, 1/15/10                             35,558,897
--------------------------------------------------------------------------------
       28,973,000  U.S. Treasury Inflation Indexed
                   Notes, 3.50%, 1/15/11                             32,123,843
--------------------------------------------------------------------------------
       40,530,308  U.S. Treasury Inflation Indexed
                   Bonds, 3.625%, 4/15/28                            47,718,115
--------------------------------------------------------------------------------
       47,818,575  U.S. Treasury Inflation Indexed
                   Bonds, 3.875%, 4/15/29                            58,846,783
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $319,833,645)                                                 342,967,567
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 10.6%

    $  38,722,822  TVA Inflation Indexed Notes,
                   3.375%, 1/15/07
(Cost $40,350,581)                                                 $ 41,400,506
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.9%

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 1.85%, dated 9/30/02, due
10/1/02 (Delivery value $7,444,383)
(Cost $7,444,000)                                                     7,444,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $367,628,226)                                                $391,812,073
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

TVA = Tennessee Valley Authority

See Notes to Financial Statements.

-----

Short-Term Government - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                       SHORT-TERM        SALOMON 1- TO 3-YEAR
                                       GOVERNMENT        TREASURY/AGENCY INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/15/82)
--------------------------------------------------------------------------------
   6 months(1)                           4.19%                   5.02%
--------------------------------------------------------------------------------
   1 Year                                4.70%                   5.87%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                               6.64%                   7.44%
--------------------------------------------------------------------------------
   5 Years                               5.75%                   6.69%
--------------------------------------------------------------------------------
   10 Years                              5.06%                   6.01%
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 7/8/98)
--------------------------------------------------------------------------------
   6 months(1)                           4.06%                   5.02%
--------------------------------------------------------------------------------
   1 Year                                4.44%                   5.87%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                               6.37%                   7.44%
--------------------------------------------------------------------------------
   Life of Advisor Class                 5.45%                   6.74%(2)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 6/30/98, the date nearest the class's inception for which data are available.

See pages 45-50 for information about share classes, returns, and the comparative index.

                                                                    (continued)

                                                                          -----
                                                                          17

Short-Term Government - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1992

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
------------------------------------------------------------------------------------------------------------------------
                    1993      1994       1995       1996       1997      1998       1999       2000       2001     2002
------------------------------------------------------------------------------------------------------------------------
Short-Term
Government          3.41%    -0.13%      7.73%      4.87%      6.19%     7.29%      1.67%      5.78%     9.50%     4.70%
------------------------------------------------------------------------------------------------------------------------
Salomon 1-to 3-Year
Treasury/
Agency Index        4.97%     1.11%      8.11%      5.70%      6.88%     7.92%      3.28%      5.92%    10.59%     5.87%
------------------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for Short-Term
Government. Returns for the Salomon 1- to 3-Year Treasury/Agency Index are
provided for comparison. Short-Term Government's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns chart on the previous page). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Short-Term Government -  Portfolio Commentary

By Michael Shearer, portfolio manager

PERFORMANCE SUMMARY

Short-Term Government performed well during the six months ended September 30,
2002, when high-quality bonds were the asset class of choice and investors suffered a crisis of confidence in corporate America. (See pages 17 and 18 for detailed performance information.)

ECONOMIC & MARKET REVIEW

High-quality bonds put together a huge rally as economic growth slowed, unemployment remained stubbornly high, the accounting industry and corporate
America suffered black eyes, and investors worried about terrorism at home and war in the Middle East. That kept bonds on track to outperform stocks for a third consecutive year for the first time since World War II.

With the economy and stocks shaky, investors began to readjust their expectations for interest rates, figuring the Federal Reserve would lower its rate target even further. Two-year Treasurys tend to track changes in Fed rate policy closely, so their yields fell most. Two-year yields fell more than 200 basis points (or 2.00%) to 1.69%. The yield on the bellwether 10-year Treasury note fell 180 basis points for the quarter to3.60%, a more-than-40-year low.

In that environment, higher-quality bonds were more desirable, so Treasury and government agency securities did best, while corporate bonds lagged.
Mortgage-backed securities (MBS) finished in the middle of the pack--though
MBS offer an attractive combination of yield and credit quality, low rates had investors worried about prepayment risk. Prepayments are undesirable because they give investors their money back sooner than expected to reinvest at lower rates.

PORTFOLIO STRATEGY

We kept duration (price sensitivity to interest rate changes) about in line with or slightly short of our benchmark to reduce the effect of rate changes on the portfolio. This strategy subtracted modestly from performance during the six months because of the unprecedented bond rally.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                        $991.5 million
-------------------------------------------------------------------------------
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   1.8 yrs               2.3 yrs
-------------------------------------------------------------------------------
Average Duration                           1.7 yrs               1.9 yrs
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                            0.59%*                0.59%
-------------------------------------------------------------------------------
* Annualized.

YIELDS AS OF SEPTEMBER 30, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
Investor Class                                         2.59%
-------------------------------------------------------------------------------
Advisor Class                                          2.34%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          19

Short-Term Government -  Portfolio Commentary

We tried to add value by finding sectors and securities trading at what we felt were attractive yields and valuations. This value-oriented approach led us to take some profits and trim our Treasury position. We put that money to work in mortgage- and asset-backed securities (ABS). ABS are attractive because they tend to have high yields, but don't carry the credit risk associated with corporate securities. We concentrated on ABS we think are safer, well-structured deals.

In the mortgage slice, we think we're being compensated for the risk of holding
MBS because their yields are so attractive relative to Treasurys. In fact, the spread (the difference in yield) between mortgages and Treasurys reached the widest level in about a year and a half.

The benefit to holding higher-yielding ABS and mortgages over time is clear. For example, the portfolio has about the same interest rate sensitivity as a two-year Treasury note. But consider that two-year Treasurys were yielding only about 1.70% at the end of September, while Short-Term Government had a 30-day
SEC yield of 2.59% and an effective yield of 3.19%.

OUTLOOK

We expect stocks and the economy to begin to improve gradually. While that would be good news overall, it could be bad for bonds--better stock performance would likely be accompanied by higher interest rates. As a result, we'll be paying careful attention to the economy and markets, looking for an opportunity to position the portfolio a little more conservatively.

In any event, Short-Term Government could hold up relatively well in that environment because its short maturity makes it less susceptible to interest rate swings than longer-term bonds.

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Mortgage-Backed
Securities                                  29.9%                 23.0%
-------------------------------------------------------------------------------
U.S. Treasury Securities                    26.5%                 44.5%
-------------------------------------------------------------------------------
U.S. Government
Agency Securities                           23.3%                 21.1%
-------------------------------------------------------------------------------
Asset-Backed Securities                     12.4%                  8.1%
-------------------------------------------------------------------------------
Corporate Bonds                               --                   1.6%
-------------------------------------------------------------------------------
Temporary Cash
Investments                                  7.9%                  1.7%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

-----

Short-Term Government -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 26.5%

$      70,000,000  U.S. Treasury Notes, 3.00%,
                   11/30/03                                      $   71,249,640
--------------------------------------------------------------------------------
       20,000,000  U.S. Treasury Notes, 3.375%,
                   4/30/04                                           20,554,700
--------------------------------------------------------------------------------
      146,000,000  U.S. Treasury Notes, 2.25%,
                   7/31/04(1)                                       147,574,171
--------------------------------------------------------------------------------
       40,000,000  U.S. Treasury Notes, 2.125%,
                   8/31/04                                           40,343,760
--------------------------------------------------------------------------------
          200,000  U.S. Treasury Notes, 3.50%,
                   11/15/06                                             208,563
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $276,879,656)                                                 279,930,834
--------------------------------------------------------------------------------

FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) -- 24.1%

FHLMC -- 6.2%
--------------------------------------------------------------------------------
          448,127  FHLMC, 6.50%, 11/1/02                                450,137
--------------------------------------------------------------------------------
        1,943,567  FHLMC, 6.50%, 1/1/11                               2,046,006
--------------------------------------------------------------------------------
        3,792,788  FHLMC, 6.50%, 5/1/11                               3,988,868
--------------------------------------------------------------------------------
        3,876,502  FHLMC, 6.50%, 12/1/12                              4,074,626
--------------------------------------------------------------------------------
        9,903,465  FHLMC, 6.00%, 2/1/13                              10,374,939
--------------------------------------------------------------------------------
          351,780  FHLMC, 7.00%, 11/1/13                                371,868
--------------------------------------------------------------------------------
          675,439  FHLMC, 7.00%, 12/1/14                                713,991
--------------------------------------------------------------------------------
       13,748,824  FHLMC, 6.00%, 10/1/15                             14,340,518
--------------------------------------------------------------------------------
       27,632,520  FHLMC, 6.00%, 4/1/17                              28,719,998
--------------------------------------------------------------------------------
                                                                     65,080,951
--------------------------------------------------------------------------------
FNMA -- 17.9%
--------------------------------------------------------------------------------
          160,801  FNMA, 8.00%, 5/1/12                                  172,178
--------------------------------------------------------------------------------
       14,481,542  FNMA, 6.50%, 1/1/13                               15,222,997
--------------------------------------------------------------------------------
          168,325  FNMA, 6.50%, 3/1/13                                  176,943
--------------------------------------------------------------------------------
        1,268,392  FNMA, 6.00%, 6/1/13                                1,328,678
--------------------------------------------------------------------------------
          245,315  FNMA, 6.50%, 6/1/13                                  257,558
--------------------------------------------------------------------------------
          305,390  FNMA, 6.00%, 1/1/14                                  318,971
--------------------------------------------------------------------------------
        3,179,069  FNMA, 6.00%, 7/1/14                                3,316,049
--------------------------------------------------------------------------------
        8,258,349  FNMA, 5.50%, 4/1/16                                8,518,661
--------------------------------------------------------------------------------
        7,555,187  FNMA, 7.50%, 5/1/16                                8,024,289
--------------------------------------------------------------------------------
       19,330,857  FNMA, 6.00%, 7/1/16                               20,096,939
--------------------------------------------------------------------------------
       15,769,885  FNMA, 6.00%, 2/1/17                               16,392,212
--------------------------------------------------------------------------------
       21,931,864  FNMA, 6.00%, 3/1/17                               22,797,361
--------------------------------------------------------------------------------
        8,180,323  FNMA, 7.00%, 5/1/32                                8,545,967
--------------------------------------------------------------------------------
       23,138,972  FNMA, 7.00%, 6/1/32                               24,173,098
--------------------------------------------------------------------------------
        8,105,220  FNMA, 7.00%, 8/1/32                                8,467,507
--------------------------------------------------------------------------------
       50,000,000  FNMA, 6.50%, settlement
                   date 10/15/02(3)                                  51,812,500
--------------------------------------------------------------------------------
                                                                    189,621,908
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

GNMA(4)
--------------------------------------------------------------------------------
$          88,494  GNMA, 5.50%, 1/20/09                          $       93,044
--------------------------------------------------------------------------------
           35,661  GNMA, 9.00%, 12/20/16                                 39,544
--------------------------------------------------------------------------------
          156,673  GNMA, 9.00%, 8/20/17                                 173,847
--------------------------------------------------------------------------------
          171,224  GNMA, 9.50%, 11/20/19                                192,368
--------------------------------------------------------------------------------
                                                                        498,803
--------------------------------------------------------------------------------
TOTAL FIXED-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES
(Cost $248,397,839)                                                 255,201,662
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 23.3%

       95,000,000  FHLMC, 3.50%, 9/15/03                             96,777,165
--------------------------------------------------------------------------------
       45,000,000  FHLMC, 3.75%, 4/15/04                             46,273,725
--------------------------------------------------------------------------------
        8,000,000  FNMA, 4.75%, 11/14/03                              8,279,912
--------------------------------------------------------------------------------
          800,000  FNMA, 5.125%, 2/13/04                                836,600
--------------------------------------------------------------------------------
       88,500,000  FNMA, 5.625%, 5/14/04                             93,825,843
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $241,741,904)                                                 245,993,245
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(2) -- 12.4%

          179,928  AmeriCredit Automobile
                   Receivables Trust, Series
                   1999 D, Class A3 SEQ,
                   7.02%, 12/5/05                                       186,568
--------------------------------------------------------------------------------
        1,457,177  AQ Finance Non-Improvement
                   Trust, Series 2001 3A,
                   Class CE, P, R, 8.84%,  2/25/32
                   (Acquired 12/05/01,
                   Cost $1,457,177)(5)                                1,468,233
--------------------------------------------------------------------------------
       10,000,000  Bayview Financial Acquisition
                   Trust, Series 2002 BA,
                   Class A1 Floater, 2.31%,
                   10/25/02, resets monthly off
                   the 1-month LIBOR plus
                   0.50% with no caps
                   (Acquired 3/26/02, Cost
                   $10,000,000)(5)                                   10,023,440
--------------------------------------------------------------------------------
       11,940,957  Chase Mortgage Finance
                   Corp., Series 2002 A1,
                   Class 2A1, 6.20%, 12/25/29                        12,572,013
--------------------------------------------------------------------------------
       10,400,000  Contimortgage Home Equity
                   Loan Trust, Series 1998-2,
                   Class A7, 6.57%, 3/15/23                          11,121,656
--------------------------------------------------------------------------------
       18,000,000  FHLMC, Series T 49,
                   Class AF2, 2.97%,
                   12/25/32(6)                                       18,045,000
--------------------------------------------------------------------------------
       30,000,000  FNMA STRIPS - INTEREST,
                   Series 2002 T7, Class S1,
                   5.25%, 5/25/05(7)                                  2,486,700
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          21

Short-Term Government -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$      20,000,000  FNMA Whole Loan, Series
                   2001 W2, Class AS2 SEQ,
                   5.26%, 8/25/30                                $   20,989,840
--------------------------------------------------------------------------------
       30,000,000  Ford Credit Auto Trust,
                   Series 2001 E, Class A3 SEQ,
                   VRN, 1.96%, 10/15/02,
                   resets monthly off the
                   1-month LIBOR plus 0.14%
                   with no caps                                      30,038,910
--------------------------------------------------------------------------------
        9,574,271  Morgan Stanley Dean Witter
                   Capital I, VRN, 2.15%,
                   10/25/02, resets monthly
                   off the 1-month LIBOR plus
                   0.34% with no caps                                 9,548,201
--------------------------------------------------------------------------------
          179,792  Onyx Acceptance Auto Trust,
                   Series 2001 B, Class A3 SEQ,
                   4.97%, 9/15/05                                       183,346
--------------------------------------------------------------------------------
        1,465,287  Option One Mortgage
                   Securities Corp.
                   Non-Improvement Trust,
                   Series 2001-3, Class CTFS,
                   9.66%, 9/25/31 (Acquired
                   8/16/01, Cost $1,465,157)(5)                       1,466,931
--------------------------------------------------------------------------------
        7,135,663  Option One Mortgage
                   Securities Corp.
                   Non-Improvement Trust,
                   Series 2002-3, Class CTFS,
                   VRN, 2.11%, 10/26/02,
                   resets monthly off the
                   1-month LIBOR plus 0.30%
                   with no caps (Acquired
                   4/19/02, Cost $7,135,663)(5)                       7,132,659
--------------------------------------------------------------------------------
          113,422  Residential Asset Securities
                   Corporation, Series 2000 KS4,
                   Class AI3 SEQ, 7.36%,
                   1/25/26                                              114,890
--------------------------------------------------------------------------------
        6,089,583  Sovereign Bank Home Equity
                   Loan Trust, Series 2000-1,
                   Class A3 SEQ, 7.11%,
                   2/25/15                                            6,199,972
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $130,063,553)                                                 131,578,359
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(2) -- 4.5%

      108,580,878  Commercial Mortgage
                   Acceptance Corporation
                   STRIPS - INTEREST, Series
                   1998 C2, Class X, VRN,
                   1.06%, 10/1/02(7)                                  5,716,132
--------------------------------------------------------------------------------
       64,938,041  DLJ Commercial Mortgage
                   Corp. STRIPS - INTEREST,
                   Series 2000 CKP1, Class S,
                   VRN, 1.09%, 10/1/02(7)                             4,220,128
--------------------------------------------------------------------------------
          103,500  FHLMC REMIC, Series 1558,
                   Class A, 6.00%, 5/15/22                              103,508
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$      12,654,598  First Union National Bank
                   Commercial Mortgage,
                   Series 2001 C3, Class A1
                   SEQ, 5.20%, 8/15/23                          $    13,326,607
--------------------------------------------------------------------------------
          955,129  FNMA REMIC, Series
                   1993-233, Class J, 6.00%,
                   6/25/08                                              968,673
--------------------------------------------------------------------------------
       62,180,379  GMAC Commercial Mortgage
                   Securities Inc. STRIPS -
                   INTEREST, Series 1999 C1,
                   Class X, VRN, 0.66%,
                   10/1/02(7)                                         2,203,051
--------------------------------------------------------------------------------
       27,604,657  GMAC Commercial Mortgage
                   Securities Inc. STRIPS -
                   INTEREST, Series 2000 C3,
                   Class X, VRN, 1.09%,
                   10/1/02 (Acquired 2/22/02,
                   Cost $1,898,898)(5)(7)                             1,976,523
--------------------------------------------------------------------------------
       10,000,000  J.P. Morgan Chase
                   Commercial Mortgage
                   Securities Corp., Series 2002
                   FL1A, Class A2, VRN, 2.25%,
                   10/15/02, resets monthly off
                   the 1-month LIBOR plus
                   0.44% with no caps
                   (Acquired 4/3/02, Cost
                   $10,000,000)(5)                                   10,010,110
--------------------------------------------------------------------------------
        8,500,000  Washington Mutual, Series
                   2002 AR3, Class A3, 4.71%,
                   4/26/32                                            8,553,712
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $45,486,746)                                                   47,078,444
--------------------------------------------------------------------------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) -- 1.3%

FHLMC -- 0.1%
--------------------------------------------------------------------------------
           30,381  FHLMC, 5.97%, 8/1/18                                  31,536
--------------------------------------------------------------------------------
          185,987  FHLMC, 5.21%, 11/1/18                                189,656
--------------------------------------------------------------------------------
          820,554  FHLMC, 5.36%, 9/1/20                                 852,250
--------------------------------------------------------------------------------
          208,211  FHLMC, 4.25%, 1/1/21                                 211,908
--------------------------------------------------------------------------------
           49,634  FHLMC, 5.73%, 6/1/21                                  50,950
--------------------------------------------------------------------------------
          133,561  FHLMC, 5.75%, 3/1/24                                 137,735
--------------------------------------------------------------------------------
                                                                      1,474,035
--------------------------------------------------------------------------------
FNMA -- 1.1%
--------------------------------------------------------------------------------
          100,796  FNMA, 7.49%, 8/1/14                                  105,499
--------------------------------------------------------------------------------
          147,842  FNMA, 4.50%, 4/1/16                                  148,835
--------------------------------------------------------------------------------
          117,523  FNMA, 4.25%, 8/1/16                                  119,097
--------------------------------------------------------------------------------
          142,768  FNMA, 5.93%, 1/1/17                                  148,192
--------------------------------------------------------------------------------
          539,038  FNMA, 7.17%, 5/1/17                                  552,988
--------------------------------------------------------------------------------
          437,759  FNMA, 6.63%, 7/1/17                                  454,507
--------------------------------------------------------------------------------
          137,476  FNMA, 6.88%, 7/1/17                                  142,600
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$         369,326  FNMA, 5.23%, 2/1/18                               $  376,317
--------------------------------------------------------------------------------
          155,195  FNMA, 5.25%, 2/1/18                                  162,348
--------------------------------------------------------------------------------
           90,568  FNMA, 4.45%, 5/1/18                                   92,501
--------------------------------------------------------------------------------
          116,476  FNMA, 5.21%, 6/1/18                                  117,400
--------------------------------------------------------------------------------
          219,778  FNMA, 6.87%, 8/1/18                                  230,148
--------------------------------------------------------------------------------
           68,293  FNMA, 4.52%, 12/1/18                                  69,573
--------------------------------------------------------------------------------
          328,748  FNMA, 4.99%, 8/1/19                                  334,810
--------------------------------------------------------------------------------
        1,164,797  FNMA, 5.21%, 9/1/19                                1,192,151
--------------------------------------------------------------------------------
          383,709  FNMA, 5.08%, 1/1/20                                  395,694
--------------------------------------------------------------------------------
          167,461  FNMA, 5.53%, 3/1/21                                  173,006
--------------------------------------------------------------------------------
          187,937  FNMA, 4.50%, 8/1/21                                  191,952
--------------------------------------------------------------------------------
          397,316  FNMA, 5.17%, 5/1/22                                  408,465
--------------------------------------------------------------------------------
          138,786  FNMA, 5.81%, 5/1/22                                  144,134
--------------------------------------------------------------------------------
           90,651  FNMA, 5.71%, 1/1/23                                   93,223
--------------------------------------------------------------------------------
           45,181  FNMA, 5.00%, 6/1/23                                   47,010
--------------------------------------------------------------------------------
           58,139  FNMA, 4.98%, 7/1/23                                   60,484
--------------------------------------------------------------------------------
          500,753  FNMA, 4.92%, 8/1/23                                  513,520
--------------------------------------------------------------------------------
          188,957  FNMA, 5.10%, 8/1/23                                  194,301
--------------------------------------------------------------------------------
        4,715,422  FNMA, 6.92%, 5/1/25                                4,965,249
--------------------------------------------------------------------------------
           40,679  FNMA, 5.84%, 10/1/25                                  41,836
--------------------------------------------------------------------------------
           41,551  FNMA, 5.64%, 4/1/26                                   42,958
--------------------------------------------------------------------------------
           38,348  FNMA, 5.71%, 1/1/27                                   39,637
--------------------------------------------------------------------------------
           78,167  FNMA, 6.28%, 1/1/27                                   81,465
--------------------------------------------------------------------------------
          132,515  FNMA, 5.19%, 1/1/29                                  136,754
--------------------------------------------------------------------------------
                                                                     11,776,654
--------------------------------------------------------------------------------
GNMA -- 0.1%
--------------------------------------------------------------------------------
           56,783  GNMA, 5.375%, 5/20/17                                 58,657
--------------------------------------------------------------------------------
          205,194  GNMA, 5.875%, 2/20/21                                212,798
--------------------------------------------------------------------------------
           91,157  GNMA, 7.125%, 11/20/21                                95,596
--------------------------------------------------------------------------------
            3,475  GNMA, 5.375%, 1/20/22                                  3,577
--------------------------------------------------------------------------------
          178,968  GNMA, 7.25%, 8/20/26                                 186,776
--------------------------------------------------------------------------------
                                                                        557,404
--------------------------------------------------------------------------------
TOTAL ADJUSTABLE-RATE U.S.
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $13,703,287)                                                   13,808,093
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 7.9%

Repurchase Agreement, Credit Suisse First
Boston, Inc., (U.S. Treasury obligations), in
a joint trading account at 1.83%, dated
9/30/02, due 10/1/02 (Delivery value
$49,454,514)                                                         49,452,000
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs &
Co., (U.S. Treasury obligations), in a joint
trading account at 1.85%, dated 9/30/02,
due 10/1/02 (Delivery value $32,084,649)                             32,083,000
--------------------------------------------------------------------------------

                                                                        Value
--------------------------------------------------------------------------------

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint
trading account at 1.82%, dated 9/30/02,
due 10/1/02 (Delivery value $2,059,104)                          $    2,059,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $83,594,000)                                                   83,594,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $1,039,866,985)                                            $1,057,184,637
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity, unless otherwise indicated. Rate shown is effective September 30, 2002.

(1)  Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

(2)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(3)  Forward Commitment.

(4)  Category is less than 0.05% of total investment securities.

(5)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at September 30, 2002, was
     $32,077,896, which represented 3.2% of net assets.

(6)  When-issued security.

(7)  Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

See Notes to Financial Statements.

                                                                          -----
                                                                          23

Statement of Assets and Liabilities

SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                         GINNIE            GOVERNMENT         INFLATION-        SHORT-TERM
                                           MAE                BOND           ADJUSTED BOND      GOVERNMENT
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investment securities, at
value (cost of $2,004,886,182,
$660,247,857, $360,184,226,
and $956,272,985,
respectively) (Note 6)               $2,068,114,661       $695,852,519       $384,368,073       $973,590,637
---------------------------------
Repurchase Agreements, at
value (amortized cost
and cost for federal income tax
purposes) (Note 6)                      364,587,000         39,491,000          7,444,000         83,594,000
---------------------------------
Cash                                      3,463,920              --             2,996,673             --
---------------------------------
Receivable for
investments sold                             --                204,687              --                 6,006
---------------------------------
Receivable for
capital
shares sold                               1,063,014            510,024          1,694,059             47,438
---------------------------------
Interest receivable                      10,496,509          7,619,796          3,236,865          6,544,210
-------------------------------------------------------------------------------------------------------------
                                      2,447,725,104        743,678,026        399,739,670      1,063,782,291
-------------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                     --                  457,646              --             1,796,669
---------------------------------
Payable for
investments
purchased                               301,146,007         41,129,167          8,199,743         69,914,587
---------------------------------
Accrued management
fees (Note 2)                               995,865            275,656            144,754            461,202
---------------------------------
Distribution
fees
payable (Note 2)                             13,350             11,279              4,694              9,556
---------------------------------
Service fees
payable
(Note 2)                                     12,831             11,279              4,694              9,556
---------------------------------
Dividends payable                         1,208,414            197,219             50,443            103,838
---------------------------------
Accrued
expenses
and other liabilities                        34,087             11,441              4,165             16,405
-------------------------------------------------------------------------------------------------------------
                                        303,410,554         42,093,687          8,408,493         72,311,813
-------------------------------------------------------------------------------------------------------------
NET ASSETS                           $2,144,314,550       $701,584,339       $391,331,177       $991,470,478
=============================================================================================================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------
Capital paid in                      $2,107,403,083       $660,618,202       $362,827,847     $1,025,306,951
---------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions              (26,317,012)         5,361,475          4,319,483        (51,154,125)
---------------------------------
Net unrealized
appreciation
on investments (Note 6)                  63,228,479         35,604,662         24,183,847         17,317,652
-------------------------------------------------------------------------------------------------------------
                                     $2,144,314,550       $701,584,339       $391,331,177       $991,470,478
=============================================================================================================

INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------
Net assets                           $2,080,441,267       $652,053,530       $366,701,381        $944,343,599
---------------------------------
Shares outstanding                      190,824,684         56,967,933         33,658,777          97,365,334
---------------------------------
Net asset value per share                    $10.90             $11.45             $10.89               $9.70
-------------------------------------------------------------------------------------------------------------

ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
Net assets                              $61,073,492        $49,530,809        $24,629,796         $47,126,879
---------------------------------
Shares outstanding                        5,601,857          4,327,356          2,260,721           4,858,953
---------------------------------
Net asset value per share                    $10.90             $11.45             $10.89               $9.70
-------------------------------------------------------------------------------------------------------------

C CLASS
-------------------------------------------------------------------------------------------------------------
Net assets                               $2,799,791              N/A                N/A                 N/A
---------------------------------
Shares outstanding                          256,808              N/A                N/A                 N/A
---------------------------------
Net asset value per share                    $10.90              N/A                N/A                 N/A
-------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                         GINNIE            GOVERNMENT         INFLATION-         SHORT-TERM
                                           MAE                BOND           ADJUSTED BOND       GOVERNMENT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
INCOME:
---------------------------------
Interest                              $ 59,403,500         $11,164,217        $ 7,686,923       $17,228,257
-------------------------------------------------------------------------------------------------------------

EXPENSES (Note 2):
---------------------------------
Management fees                          5,576,533           1,257,272            673,797         2,600,951
---------------------------------
Distribution fees:
---------------------------------
  Advisor Class                             62,864              59,411             19,594            50,997
---------------------------------
  C Class                                    3,662                --                 --                --
---------------------------------
Service fees:
---------------------------------
  Advisor Class                             62,864              59,411             19,594            50,997
---------------------------------
  C Class                                    1,831                --                 --                 --
---------------------------------
Trustees' fees
and expenses                                34,975               9,306              5,024            16,220
---------------------------------
Other expenses                              34,087               8,910              4,165            16,405
-------------------------------------------------------------------------------------------------------------
                                         5,776,816           1,394,310            722,174         2,735,570
-------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                   53,626,684           9,769,907          6,964,749        14,492,687
-------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------------------------------------
Net realized gain on investment
transactions (Note 3)                   10,215,762           9,413,264          4,449,864          5,311,329
---------------------------------
Change in net unrealized
appreciation
on investments (Note 6)                 46,221,385          38,369,722         23,115,557         17,018,910
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN                         56,437,147          47,782,986         27,565,421         22,330,239
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                       $110,063,831         $57,552,893        $34,530,170        $36,822,926
=============================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          25

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------
                                                 GINNIE MAE                        GOVERNMENT BOND
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS               SEPT. 30, 2002      MARCH 31, 2002     SEPT. 30, 2002     MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                  $53,626,684         $92,249,136        $9,769,907       $19,514,988
---------------------------------
Net realized gain (loss)                10,215,762          (7,267,065)        9,413,264        16,558,501
---------------------------------
Change in net
unrealized
appreciation                            46,221,385          (4,008,893)       38,369,722       (25,353,236)
-------------------------------------------------------------------------------------------------------------
Net increase in
net assets resulting
from operations                        110,063,831          80,973,178        57,552,893        10,720,253
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
From net  investment income:
---------------------------------
  Investor Class                       (52,262,032)        (90,293,236)        (8,939,047)     (18,580,541)
---------------------------------
  Advisor Class                         (1,330,035)         (1,940,077)          (830,860)        (934,447)
---------------------------------
  C Class                                  (34,617)            (15,823)              --               --
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                           --                  --              (4,882,615)             --
---------------------------------
  Advisor Class                            --                  --                (550,796)             --
-------------------------------------------------------------------------------------------------------------
Decrease in net
assets from distributions              (53,626,684)        (92,249,136)       (15,203,318)     (19,514,988)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
(NOTE 4 AND NOTE 7)
-------------------------------------------------------------------------------------------------------------
Net increase in net
assets from capital share
transactions                           344,520,660         367,552,671       195,637,510        71,188,298
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS             400,957,807         356,276,713       237,987,085        62,393,563

NET ASSETS
-------------------------------------------------------------------------------------------------------------
Beginning of period                  1,743,356,743       1,387,080,030       463,597,254       401,203,691
-------------------------------------------------------------------------------------------------------------
End of period                       $2,144,314,550      $1,743,356,743      $701,584,339      $463,597,254
=============================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.
                                                                    (continued)

-----

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------
                                           INFLATION-ADJUSTED BOND               SHORT-TERM GOVERNMENT
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS               SEPT. 30, 2002      MARCH 31, 2002     SEPT. 30, 2002     MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                  $6,964,749          $4,129,897         $14,492,687        $38,551,099
---------------------------------
Net realized gain                       4,449,864              71,272           5,311,329         15,087,297
---------------------------------
Change in net
unrealized appreciation                23,115,557            (635,583)         17,018,910        (16,362,735)
-------------------------------------------------------------------------------------------------------------
Net increase in
net assets resulting
from operations                        34,530,170           3,565,586          36,822,926         37,275,661
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                       (6,606,213)         (4,039,280)       (13,892,755)        (38,088,724)
---------------------------------
  Advisor Class                          (358,536)            (90,617)          (599,932)           (462,375)
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                            --                (27,802)            --                   --
---------------------------------
  Advisor Class                             --                   (933)            --                   --
-------------------------------------------------------------------------------------------------------------
Decrease in net
assets from distributions              (6,964,749)         (4,158,632)       (14,492,687)        (38,551,099)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
(NOTE 4 AND NOTE 7)
-------------------------------------------------------------------------------------------------------------
Net increase in  net
assets from capital share
transactions                          168,635,087         137,067,824        100,511,281          67,852,200
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS            196,200,508         136,474,778        122,841,520          66,576,762

NET ASSETS
-------------------------------------------------------------------------------------------------------------
Beginning of period                   195,130,669          58,655,891        868,628,958         802,052,196
-------------------------------------------------------------------------------------------------------------
End of period                        $391,331,177        $195,130,669       $991,470,478        $868,628,958
=============================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          27

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government
Bond Fund (Government Bond) (see Note 7), Inflation-Adjusted Bond Fund
(Inflation-Adjusted), and Short-Term Government Fund (Short-Term Government)
(collectively,  the funds) are four funds in a series issued by the trust. The funds are diversified under the  1940 Act.

Ginnie Mae seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Government National Mortgage Association securities. Government
Bond seeks high current income and intends to pursue this objective by investing in securities, including mortgage-backed securities, issued or guaranteed by the
U.S. government and its agencies and instrumentalities. Inflation-Adjusted seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities issued by the U.S. Treasury and the U.S. government and its agencies and instrumentalities. In addition, the fund also may invest in
U.S. Treasury securities that are not indexed to inflation for liquidity and total return if the fund managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Short-Term Government seeks to provide investors with a high level of current income, consistent with stability of principal. Short-Term Government intends to pursue this investment objective by investing in securities of the U.S. government and its agencies and instrumentalities. Short-Term Government may also invest up to 20% of its total assets in investment-grade debt securities  of U.S. companies. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

MULTIPLE CLASS -- The funds are authorized to issue the following classes of shares: the Investor Class and the Advisor Class (except Ginnie Mae). Ginnie Mae is authorized to issue the Investor Class, the Advisor Class and the C Class.
The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions  that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the

                                                                    (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and distributed monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600% and for Government Bond and Inflation-Adjusted the rates range from 0.1625% to 0.2800%. The rates for the Complex Fee (Investor Class and C Class) for the funds range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six months ended September 30, 2002, the effective annual
Investor Class management fee was 0.58%, 0.50%, 0.50%, and 0.58%, for Ginnie
Mae, Government Bond, Inflation-Adjusted, and  Short-Term Government,
respectively. For the six months ended September 30, 2002, the effective annual
Advisor Class management fee was 0.33%, 0.25%, 0.25%, and 0.33%, for Ginnie Mae,
Government Bond, Inflation-Adjusted, and  Short-Term Government, respectively, and the effective annual management fee for the Ginnie Mae C Class was 0.58%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and 0.50%, respectively, and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended September 30, 2002, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM) (See Note 5). JPM is an equity investor in ACC.

                                                                    (continued)

                                                                          -----
                                                                          29

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2002, were as follows:

--------------------------------------------------------------------------------------------------
                               GINNIE            GOVERNMENT         INFLATION-         SHORT-TERM
                                 MAE                BOND             ADJUSTED          GOVERNMENT
--------------------------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------------------------
U.S. Treasury &
Government Agency
Obligations                $3,041,166,735       $338,521,167       $318,193,544       $896,863,684
----------------------
Investment securities
other than
U.S. Treasury &
Government Agency
Obligations                      --                  --                 --             $45,281,163
--------------------------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------------------------
U.S. Treasury &
Government Agency
Obligations                $2,940,642,928       $291,199,839       $155,234,217       $834,381,034
----------------------
Investment securities
other than
U.S. Treasury &
Government Agency
Obligations                      --                  --                 --             $28,423,486
--------------------------------------------------------------------------------------------------

                                                                    (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

-------------------------------------------------------------------------------------------------------
                                           GINNIE MAE                          GOVERNMENT BOND
-------------------------------------------------------------------------------------------------------
                                   SHARES              AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002
------------------------------
Sold                             47,100,258         $509,297,478         9,888,295        $107,839,277
------------------------------
Issued in connection with
acquisition (Note 7)                 --                  --             14,082,763         158,238,352
------------------------------
Issued in reinvestment
of distributions                  4,116,028           44,515,585         1,089,178          12,130,779
------------------------------
Redeemed                        (21,131,125)        (228,238,794)       (7,825,044)        (86,567,199)
-------------------------------------------------------------------------------------------------------
Net increase                     30,085,161         $325,574,269        17,235,192        $191,641,209
=======================================================================================================
YEAR ENDED
MARCH 31, 2002
------------------------------
Sold                             70,714,550         $754,639,485        17,393,613        $187,743,878
------------------------------
Issued in connection with
acquisition (Note 7)                 --                  --              6,607,700          72,287,534
------------------------------
Issued in reinvestment
of distributions                  7,044,213           75,129,511         1,490,880          16,104,283
------------------------------
Redeemed                        (44,854,587)        (477,930,556)      (22,132,009)       (239,049,177)
-------------------------------------------------------------------------------------------------------
Net increase                     32,904,176         $351,838,440         3,360,184         $37,086,518
=======================================================================================================

ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002
------------------------------
Sold                              2,401,955          $25,975,400         5,402,002         $59,584,478
------------------------------
Issued in connection with
acquisition (Note 7)                  --                  --               245,275           2,755,987
------------------------------
Issued in reinvestment
of distributions                    117,686            1,273,242           116,452           1,297,416
------------------------------
Redeemed                           (953,104)         (10,262,701)       (5,424,221)        (59,641,580)
-------------------------------------------------------------------------------------------------------
Net increase                      1,566,537          $16,985,941           339,508          $3,996,301
=======================================================================================================
YEAR ENDED
MARCH 31, 2002
------------------------------
Sold                              6,573,796          $69,970,078         6,237,286         $68,089,777
------------------------------
Issued in connection with
acquisition (Note 7)                 --                  --              2,861,127          31,300,733
------------------------------
Issued in reinvestment
of distributions                    172,212            1,836,712            73,868             798,040
------------------------------
Redeemed                         (5,354,131)         (56,909,694)       (6,104,466)        (66,086,770)
-------------------------------------------------------------------------------------------------------
Net increase                      1,391,877          $14,897,096         3,067,815         $34,101,780
=======================================================================================================

C CLASS
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002
------------------------------
Sold                               221,703            $2,407,997
------------------------------
Issued in reinvestment
of distributions                     2,799                30,328
------------------------------
Redeemed                           (43,925)             (477,875)
-------------------------------------------------------------------------------------------------------
Net increase                       180,577            $1,960,450
=======================================================================================================
PERIOD ENDED
MARCH 31, 2002(1)
------------------------------
Sold                               86,510              $925,891
------------------------------
Issued in reinvestment
of distributions                    1,365                14,582
------------------------------
Redeemed                          (11,644)             (123,338)
-------------------------------------------------------------------------------------------------------
Net increase                       76,231              $817,135
=======================================================================================================

(1)  June 15, 2001 (commencement of sale) through March 31, 2002.

                                                                    (continued)

                                                                          -----
                                                                          31

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------------------
                                        INFLATION-ADJUSTED                  SHORT-TERM GOVERNMENT
-------------------------------------------------------------------------------------------------------
                                   SHARES              AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002
------------------------------
Sold                             19,319,453         $201,007,402        19,536,502        $188,225,587
------------------------------
Issued in reinvestment
of distributions                    602,346            6,224,930         1,367,363          13,155,806
------------------------------
Redeemed                         (5,011,689)         (52,000,912)      (11,512,051)       (110,583,822)
-------------------------------------------------------------------------------------------------------
Net increase                     14,910,110         $155,231,420         9,391,814         $90,797,571
=======================================================================================================
YEAR ENDED
MARCH 31, 2002
------------------------------
Sold                             21,983,813         $218,367,594         21,600,220       $205,757,710
------------------------------
Issued in connection with
acquisition (Note 7)                 --                  --               1,484,715         14,223,566
------------------------------
Issued in reinvestment
of distributions                    380,708            3,780,088          3,786,000         36,053,513
------------------------------
Redeemed                         (9,446,795)         (93,641,534)       (23,141,306)      (220,489,725)
-------------------------------------------------------------------------------------------------------
Net increase                     12,917,726         $128,506,148          3,729,629        $35,545,064
=======================================================================================================

ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002
------------------------------
Sold                             1,446,284          $15,009,896          2,823,824        $27,122,907
------------------------------
Issued in reinvestment
of distributions                    34,143              353,664             61,793            594,776
------------------------------
Redeemed                          (191,214)          (1,959,893)        (1,877,710)       (18,003,973)
-------------------------------------------------------------------------------------------------------
Net increase                     1,289,213          $13,403,667          1,007,907         $9,713,710
=======================================================================================================
YEAR ENDED
MARCH 31, 2002
------------------------------
Sold                               962,727           $9,560,170          6,990,499         $66,443,442
------------------------------
Issued in connection with
acquisition (Note 7)                 --                  --                205,847           1,972,018
------------------------------
Issued in reinvestment
of distributions                     8,322               82,605             46,171             439,759
------------------------------
Redeemed                          (108,790)          (1,081,099)        (3,849,171)        (36,548,083)
-------------------------------------------------------------------------------------------------------
Net increase                       862,259           $8,561,676          3,393,346         $32,307,136
=======================================================================================================

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPM. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30,
2002.

                                                                    (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of September 30, 2002, the components of investments for federal income tax purposes were as follows:

-------------------------------------------------------------------------------------------------------
                                   GINNIE            GOVERNMENT         INFLATION-         SHORT-TERM
                                     MAE                BOND             ADJUSTED          GOVERNMENT
-------------------------------------------------------------------------------------------------------
Federal tax cost
of investments                 $2,386,097,661       $703,444,337       $377,950,789      $1,040,260,541
=======================================================================================================
Gross tax appreciation
of investments                    $49,003,181        $32,403,050        $14,855,852         $17,243,930
----------------------------
Gross tax depreciation
of investments                     (2,399,181)          (503,868)          (994,568)           (319,834)
-------------------------------------------------------------------------------------------------------
Net appreciation
of investments                    $46,604,000        $31,899,182        $13,861,284         $16,924,096
=======================================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts at
March 31, 2002:

-------------------------------------------------------------------------------------------------------
                                   GINNIE            GOVERNMENT         INFLATION-         SHORT-TERM
                                     MAE                BOND             ADJUSTED          GOVERNMENT
-------------------------------------------------------------------------------------------------------
Accumulated
capital losses                   $26,211,557         $3,568,388              --            $56,461,114
----------------------------
Capital loss deferral             $9,815,732           $439,281            $31,125              --
-------------------------------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers for Ginnie Mae and Short-Term
Government expire in 2003 through 2009. The capital loss carryovers for
Government Bond expire in 2008.

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2002. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. REORGANIZATION PLANS

2002 REORGANIZATION -- On September 3, 2002, Government Bond acquired all of the net assets of Treasury Fund (Treasury), pursuant to a plan of reorganization approved by shareholders of Treasury on August 2, 2002. Treasury is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization. In order to maintain Treasury's financial history, shares of Treasury were issued in exchange for shares of
Government Bond. However, at the completion of the reorganization all shares outstanding represented ownership in the legal entity Government Bond.

The acquisition was accomplished operationally by a tax-free exchange of
14,793,482 shares of Government Bond Investor Class for 14,082,763 shares of
Treasury Investor Class and 257,653 shares of Government Bond Advisor Class for
245,275 shares of Treasury Advisor Class outstanding on September 3, 2002. The net assets  of Government Bond, immediately before the acquisition were
$160,994,339, consisting of $158,238,352 Investor Class net assets and
$2,755,987 Advisor Class net assets. Immediately before the acquisition, the net assets of Treasury were $532,841,614, consisting of $478,217,637 (continued)

                                                                          -----
                                                                          33

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

7. REORGANIZATION PLANS (CONTINUED)

Investor Class net assets and $54,623,977 Advisor Class net assets. The combined net assets, immediately following the acquisition were $693,835,953, consisting of $636,455,989 Investor Class net assets and $57,379,964 Advisor Class net assets. Government Bond unrealized appreciation of $4,186,433 was combined with that  of Treasury.

Included in the financial history of Government Bond is capital loss carryovers of $3,568,388 (expiring in 2008).

2001 REORGANIZATIONS -- On December 3, 2001, Short-Term Government Fund
(Short-Term Government) and Treasury Fund (Treasury) acquired all of the net assets of Limited-Term Bond Fund, one fund in a series issued by American
Century Mutual Funds, Inc., and Short-Term Treasury Fund, respectively, pursuant to plans of reorganization approved by the acquired funds' shareholders on
November 16, 2001. Short-Term Government and Treasury are the surviving funds, respectively, for the purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisitions were accomplished by a tax-free exchange of shares. On December
3, 2001, the acquired funds exchanged their outstanding shares for shares of the surviving funds as follows:

---------------------------------------------------------------------------------------------------------
     ORIGINAL FUND/CLASS          SHARES EXCHANGED            NEW FUND/CLASS              SHARES RECEIVED
---------------------------------------------------------------------------------------------------------
Limited-Term Bond - Investor          1,404,103         Short-Term Government - Investor      1,484,715
---------------------------------------------------------------------------------------------------------
Limited-Term Bond -- Advisor            194,671         Short-Term Government - Advisor         205,847
---------------------------------------------------------------------------------------------------------
Short-Term Treasury -- Investor       7,334,936         Treasury - Investor                   6,607,700
---------------------------------------------------------------------------------------------------------
Short-Term Treasury -- Advisor        3,174,516         Treasury - Advisor                    2,861,127
---------------------------------------------------------------------------------------------------------

Immediately before the acquisition, the net assets of Short-Term Government were $827,188,692, consisting of $819,748,534 Investor Class net assets and
$7,440,158 Advisor Class net assets. The net assets of Limited-Term Bond, immediately before the acquisition were $16,195,584, consisting of $14,223,566
Investor Class net assets and $1,972,018 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $843,384,276, which consisted of $833,972,100 Investor Class net assets and $9,412,176
Advisor Class net assets. Immediately before the acquisition, the net assets of
Treasury were $417,689,650, consisting of $395,461,786 Investor Class net assets and $22,227,864 Advisor Class net assets. The net assets of Short-Term Treasury, immediately before the acquisition were $103,588,267, consisting of $72,287,534
Investor Class net assets and $31,300,733 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $521,277,917, which consisted of $467,749,320 Investor Class net assets and $53,528,597
Advisor Class net assets.

Limited-Term Bond and Short-Term Treasury unrealized appreciation of $321,150 and $354,168, respectively, was combined with that of Short-Term Government and
Treasury, respectively. Short-Term Government acquired capital loss carryovers of $157,839 from Limited-Term Bond.

-----

Ginnie Mae - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
                              2002(1)         2002           2001           2000          1999           1998
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $10.58         $10.63         $10.16         $10.62        $10.67         $10.33
------------------------------------------------------------------------------------------------------------------
Income From
Investment
Operations
--------------------------
  Net Investment Income         0.30           0.62           0.68           0.67          0.64           0.69
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.32          (0.05)          0.47          (0.46)        (0.05)          0.34
------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.62           0.57           1.15           0.21          0.59           1.03
------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (0.30)         (0.62)         (0.68)         (0.67)        (0.64)         (0.69)
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.90         $10.58         $10.63         $10.16        $10.62         $10.67
==================================================================================================================
  TOTAL RETURN(2)               5.93%          5.43%         11.70%          2.01%         5.66%         10.21%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.59%(3)       0.59%          0.59%          0.59%         0.59%          0.58%
--------------------------
Ratio of Net Investment
Income
to Average Net Assets           5.55%(3)       5.75%          6.57%          6.42%         5.98%          6.49%
--------------------------
Portfolio Turnover Rate            158%         218%           143%           133%          119%           133%
--------------------------
Net Assets, End of
Period (in thousands)        $2,080,441   $1,699,876     $1,358,978     $1,240,003    $1,415,607     $1,285,641
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          35

Ginnie Mae - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------------
                                                                ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
                               2002(1)         2002           2001           2000         1999          1998(2)
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.58         $10.63         $10.16         $10.62      $10.67         $10.63
------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income          0.29           0.59           0.65           0.64        0.61           0.31
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.32          (0.05)          0.47          (0.46)      (0.05)          0.04
------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.61           0.54           1.12           0.18        0.56           0.35
------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.29)         (0.59)         (0.65)         (0.64)      (0.61)         (0.31)
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.90         $10.58         $10.63         $10.16      $10.62         $10.67
==================================================================================================================
  TOTAL RETURN(3)               5.80%          5.17%         11.42%          1.76%       5.40%          3.30%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.84%(4)         0.84%          0.84%          0.84%       0.84%          0.84%(4)
--------------------------
Ratio of Net
Investment Income
to Average Net Assets         5.30%(4)         5.50%          6.32%          6.17%       5.73%          5.92%(4)
--------------------------
Portfolio Turnover Rate          158%           218%           143%           133%        119%           133%(5)
--------------------------
Net Assets, End of Period
(in thousands)                $61,073        $42,675        $28,102        $13,080      $6,910             $460
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  October 9, 1997 (commencement of sale) through March 31, 1998.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1998.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Ginnie Mae - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------
                                                           2002(1)      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.57       $10.63
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                     0.26         0.41
-----------------------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                               0.33        (0.06)
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.59         0.35
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                               (0.26)       (0.41)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.90       $10.57
================================================================================
  TOTAL RETURN(3)                                           5.54%        3.41%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                     1.34%(4)      1.34%(4)
-----------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                     4.80%(4)      4.84%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                      158%        218%(5)
-----------------------------------------------------
Net Assets, End of Period
(in thousands)                                             $2,800          $806
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  June 15, 2001 (commencement of sale) through March 31, 2002.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may  not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          37

Government Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
                                2002(1)         2002           2001           2000          1999           1998
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.60         $10.76         $10.03         $10.45        $10.56         $10.06
------------------------------------------------------------------------------------------------------------------
Income From
Investment
Operations
--------------------------
  Net Investment Income          0.21           0.48           0.55           0.53          0.54           0.59
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.97          (0.16)          0.73          (0.37)         0.10           0.50
------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          1.18           0.32           1.28           0.16          0.64           1.09
------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.21)         (0.48)         (0.55)         (0.53)        (0.54)         (0.59)
--------------------------
  From Net
  Realized Gains                (0.12)           --             --           (0.05)        (0.21)           --
------------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.33)         (0.48)         (0.55)         (0.58)        (0.75)         (0.59)
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $11.45         $10.60         $10.76         $10.03        $10.45         $10.56
==================================================================================================================
  TOTAL RETURN(2)              11.22%          3.01%         13.17%          1.51%         6.09%         11.04%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.51%(3)         0.51%          0.51%          0.51%        0.51%          0.51%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets          3.73%(3)         4.45%          5.37%          5.11%        5.01%          5.63%
--------------------------
Portfolio Turnover Rate            57%           164%           108%           171%         221%           194%
--------------------------
Net Assets, End of
Period (in thousands)         $652,054       $421,312       $391,306       $329,995     $435,494       $374,861
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Government Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------------
                                                                  ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
                                2002(1)         2002           2001           2000        1999          1998(2)
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.60         $10.76         $10.03         $10.45     $10.56         $10.42
------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income          0.20           0.46           0.53           0.50       0.51           0.26
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.97          (0.16)          0.73          (0.37)      0.10           0.14
------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          1.17           0.30           1.26           0.13       0.61           0.40
------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.20)         (0.46)         (0.53)         (0.50)     (0.51)         (0.26)
--------------------------
  From
Net
  Realized Gains                (0.12)           --             --           (0.05)     (0.21)           --
------------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.32)         (0.46)         (0.53)         (0.55)     (0.72)         (0.26)
------------------------------------------------------------------------------------------------------------------
Net Asset
Value,
End of Period                  $11.45         $10.60         $10.76         $10.03     $10.45         $10.56
==================================================================================================================
  TOTAL RETURN(3)              11.08%          2.75%         12.89%          1.25%      5.83%          3.90%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.76%(4)         0.76%          0.76%          0.76%      0.76%        0.77%(4)
--------------------------
Ratio of Net
Investment Income
to Average Net Assets         3.48%(4)         4.20%          5.12%          4.86%      4.76%        5.28%(4)
--------------------------
Portfolio Turnover Rate           57%           164%           108%           171%       221%         194%(5)
--------------------------
Net Assets, End of
Period (in thousands)         $49,531        $42,285         $9,898        $11,689     $6,117           $128
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  October 9, 1997 (commencement of sale) through March 31, 1998.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1998.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          39

Inflation-Adjusted Bond -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------------
                                                                  INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
                                2002(1)         2002           2001           2000        1999           1998
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $9.89          $9.87          $9.41          $9.48      $9.63          $9.74
------------------------------------------------------------------------------------------------------------------
Income From Investment
Operations
--------------------------
  Net Investment Income           0.28           0.38           0.67           0.58        0.47           0.44
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.00           0.02           0.46          (0.07)      (0.15)         (0.11)
------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           1.28           0.40           1.13           0.51        0.32           0.33
------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.28)         (0.38)         (0.67)         (0.58)      (0.47)         (0.44)
--------------------------
  From Net
  Realized Gains                   --            --(2)           --             --           --             --
------------------------------------------------------------------------------------------------------------------
  Total Distributions            (0.28)         (0.38)         (0.67)         (0.58)      (0.47)         (0.44)
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.89          $9.89          $9.87          $9.41       $9.48          $9.63
==================================================================================================================
  TOTAL RETURN(3)               13.06%          4.16%         12.62%          5.52%       3.37%          3.45%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.51%(4)         0.51%          0.51%          0.51%        0.49%          0.50%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets         5.07%(4)         3.12%          6.75%          6.06%        4.84%          4.45%
--------------------------
Portfolio Turnover Rate           59%            40%            39%            52%         127%            69%
--------------------------
Net Assets, End of
Period (in thousands)        $366,701       $185,518        $57,577        $18,610       $8,980         $5,279
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Inflation-Adjusted Bond -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------
                                                            ADVISOR CLASS
------------------------------------------------------------------------------------------------------
                                   2002(1)         2002           2001           2000          1999(2)
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $9.89          $9.87          $9.41          $9.48          $9.64
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income             0.27           0.36           0.65           0.56           0.34
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            1.00           0.02           0.46          (0.07)         (0.16)
------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             1.27           0.38           1.11           0.49           0.18
------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.27)         (0.36)         (0.65)         (0.56)         (0.34)
------------------------------
  From Net
  Realized Gains                     --            --(3)           --             --             --
------------------------------------------------------------------------------------------------------
  Total Distributions              (0.27)         (0.36)         (0.65)         (0.56)         (0.34)
------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $10.89          $9.89          $9.87          $9.41          $9.48
======================================================================================================
  TOTAL RETURN(4)                  12.92%          3.88%         12.35%          5.26%          1.94%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.76%(5)         0.76%          0.76%          0.76%        0.74%(5)
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.82%(5)         2.87%          6.50%          5.81%        4.56%(5)
------------------------------
Portfolio Turnover Rate               59%            40%            39%            52%         127%(6)
------------------------------
Net Assets, End of Period
(in thousands)                    $24,630         $9,613         $1,079           $178            $10
------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  June 15, 1998 (commencement of sale) through March 31, 1999.

(3)  Per-share amount is less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1999.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          41

Short-Term Government -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                                                  INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
                             2002(1)        2002          2001          2000          1999          1998(2)        1997
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $9.46         $9.47         $9.19         $9.47         $9.46        $9.49         $9.47
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income                      0.15          0.45          0.54          0.52          0.49         0.21          0.52
--------------------------
  Net Realized and
Unrealized
  Gain (Loss)                 0.24         (0.01)         0.28         (0.28)         0.01        (0.03)         0.02
------------------------------------------------------------------------------------------------------------------------
  Total From

Investment
  Operations                  0.39          0.44          0.82          0.24          0.50         0.18          0.54
------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------
  From Net
Investment Income            (0.15)        (0.45)        (0.54)        (0.52)        (0.49)       (0.21)        (0.52)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $9.70         $9.46         $9.47         $9.19         $9.47         $9.46         $9.49
========================================================================================================================
  TOTAL RETURN(3)            4.19%         4.68%         9.25%         2.51%         5.39%         1.95%         5.86%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 0.59%(4)        0.59%         0.59%         0.59%         0.59%      0.59%(4)         0.68%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                 3.20%(4)        4.67%         5.87%         5.48%         5.15%      5.43%(4)         5.53%
--------------------------
Portfolio Turnover Rate       109%          165%           92%          323%          196%          54%           293%
--------------------------
Net Assets,
End of Period
(in thousands)            $944,344      $832,199      $797,718      $762,363      $832,344     $808,464       $519,332
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  The fund's fiscal year end was changed from October 31 to March 31 resulting in a five month reporting period. For years prior to 1998, the fund's fiscal year was October 31.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Short-Term Government -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
------------------------------------------------------------------------------------------------------
                                   2002(1)         2002           2001           2000          1999(2)
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $9.46          $9.47          $9.19          $9.47          $9.49
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income             0.14           0.42           0.52           0.49           0.33
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.24          (0.01)          0.28          (0.28)         (0.02)
------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.38           0.41           0.80           0.21           0.31
------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.14)         (0.42)         (0.52)         (0.49)         (0.33)
------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $9.70          $9.46          $9.47          $9.19          $9.47
======================================================================================================
  TOTAL RETURN(3)                  4.06%          4.42%          8.98%          2.26%          3.37%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.84%(4)         0.84%          0.84%          0.84%        0.84%(4)
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                        2.95%(4)         4.42%          5.62%          5.23%        4.77%(4)
------------------------------
Portfolio Turnover Rate              109%           165%            92%           323%         196%(5)
------------------------------
Net Assets, End of Period
(in thousands)                    $47,127        $36,430         $4,334           $461            $94
------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  July 8, 1998 (commencement of sale) through March 31, 1999.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1999.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          43

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposals.

A summary of voting results is listed below the proposal.

PROPOSAL 1:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified. This proposal was voted on by all shareholders of funds issued by American Century Government Income Trust:

ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                              3,830,620,584
--------------------------------------------------------------------------------
Against:                                                            109,876,745
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                              3,844,453,975
--------------------------------------------------------------------------------
Against:                                                             96,043,354
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                              3,836,704,445
--------------------------------------------------------------------------------
Against:                                                            103,792,884
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                              3,845,400,670
--------------------------------------------------------------------------------
Against:                                                             95,096,659
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
MYRON S. SCHOLES
--------------------------------------------------------------------------------
For:                                                              3,838,910,327
--------------------------------------------------------------------------------
Against:                                                            101,587,002
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KENNETH E. SCOTT
--------------------------------------------------------------------------------
For:                                                              3,835,147,417
--------------------------------------------------------------------------------
Against:                                                            105,349,912
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JAMES E. STOWERS III
--------------------------------------------------------------------------------
For:                                                              3,840,587,896
--------------------------------------------------------------------------------
Against:                                                             99,909,433
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JEANNE D. WOHLERS
--------------------------------------------------------------------------------
For:                                                              3,841,678,735
--------------------------------------------------------------------------------
Against:                                                             98,818,594
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

PROPOSAL 2:

To vote on a Plan and Agreement of Reorganization for Treasury Fund. This
proposal was voted on by the shareholders of the Treasury Fund only.

TREASURY FUND
--------------------------------------------------------------------------------
For:                                                                257,948,594
--------------------------------------------------------------------------------
Against:                                                             27,721,296
--------------------------------------------------------------------------------
Abstain:                                                             10,695,004
--------------------------------------------------------------------------------
Broker Non-Vote:                                                     53,281,520
--------------------------------------------------------------------------------

-----

Share Class and Retirement  Account Information

SHARE CLASSES

Ginnie Mae is authorized to issue the Investor Class, the Advisor Class, and the
C Class. Government Bond, Inflation-Adjusted Bond, and Short-Term Government are
authorized to issue the Investor Class and the Advisor Class.

INVESTOR CLASS shares are available for purchase directly from American Century without any commissions or other fees. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C
Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00%
for equity funds and 0.75% for fixed-income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which C Class shares are purchased. The total expense ratio of C Class shares is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed-income funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA and certain 403(b)
distributions [not eligible for rollover to an IRA or to another  qualified plan] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you do not want us to withhold on this amount, you must notify us not to withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the  withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you do not have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                                          -----
                                                                          45

Background Information

INVESTMENT TEAM LEADERS
--------------------------------------
PORTFOLIO MANAGERS
--------------------------------------
    Casey Colton
--------------------------------------
    Jeremy Fletcher
--------------------------------------
    Bob Gahagan
--------------------------------------
    Michael Shearer
--------------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

GINNIE MAE seeks to provide a high level of current income, consistent  with safety of principal, by investing primarily in mortgage-backed GNMA certificates. Fund shares are not guaranteed by the U.S. government.

GOVERNMENT BOND seeks high current income by investing primarily in U.S.
Treasury securities. The fund may also invest in securities issued by U.S.
government agencies, and in mortgage-backed securities issued by the U.S.
government and its agencies and instrumentalities. The fund has no average maturity limitations. Fund shares are not guaranteed by the U.S. government.

INFLATION-ADJUSTED BOND seeks to provide a total return and inflation protection consistent with an investment in inflation-indexed securities. The fund may also invest in traditional (non-inflation-indexed) U.S. Treasury securities. The fund has no average maturity limitations. Fund shares are not guaranteed by the U.S.
government.

SHORT-TERM GOVERNMENT seeks current income by investing in U.S. government and agency securities, and by investing up to 20% of its total assets in investment-grade debt securities of U.S. companies. The fund maintains a weighted average maturity of three years or less. Fund shares are not guaranteed by the U.S. government.

                                                                    (continued)

-----

Background Information

COMPARATIVE INDICES

The following indices are used in the report for fund performance comparisons.
They are not investment products available for purchase.

The SALOMON BROTHERS 30-YEAR GNMA INDEX is a market-capitalization weighted index of 30-year GNMA single-family mortgages.

The SALOMON BROTHERS 1- TO 3-YEAR TREASURY/AGENCY INDEX is based on the price fluctuations of U.S. Treasury and government agency notes with maturities of 1-3 years.

The SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. Treasury securities with remaining maturities greater than 10 years.

The SALOMON BROTHERS U.S. INFLATION-LINKED INDEX is an index of inflation-linked
U.S. Treasury securities.

The SALOMON BROTHERS TREASURY/MORTGAGE INDEX is based on the price fluctuations of U.S. Treasury and government agency mortgage-backed securities.

                                                                          -----
                                                                          47

Glossary

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the funds' "Financial Highlights" on pages 35-43.

AVERAGE DURATION--a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

AVERAGE LIFE--a measure of the sensitivity of a mortgage-backed securities portfolio to interest rate changes. Although it is similar to weighted average maturity, average life takes into account the gradual payments of principal that occur with mortgage-backed securities. As a result, average life is a better measure of interest rate sensitivity for mortgage-backed securities.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)--a generic mortgage derivative.
Mortgage derivatives are usually securities created (derived) from a pool of mortgages or mortgage-backed securities. Whereas a typical mortgage-backed security is an ownership interest in a complete mortgage pool, a derivative is usually an interest in just one part of a pool.

COUPON--the stated interest rate of a security.

DURATION EXTENSION--the lengthening of a mortgage-backed security's duration, typically because of rising interest rates. When interest rates rise sharply, higher interest rates reduce prepayments (which is good for investors), but the lower level of prepayments causes GNMA durations to extend, which makes price declines more severe.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES (GNMAS)--mortgage-backed securities issued by the Government National Mortgage Association, a U.S.
government agency. A GNMA is backed by a pool of fixed-rate mortgages. A GNMA is also backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal. This means GNMA investors will receive their share of interest and principal payments whether or not borrowers make their scheduled mortgage payments.

                                                                    (continued)

-----

Glossary

MORTGAGE-BACKED SECURITIES (MBS)--debt securities that represent ownership in pools of mortgage loans. Most mortgage-backed securities are structured as
"pass-throughs"--the monthly payments of principal and interest on the mortgages in the pool are collected by the bank that is servicing the mortgages and are
"passed through" to investors. While the payments of principal and interest are considered secure (many are backed by government agency guarantees), the cash flow is less certain than in other fixed-income investments. Mortgages that are paid off early reduce future interest payments from the pool.

PREPAYMENT--paying off a mortgage early, often by selling or refinancing.
Prepayments occur most frequently when homeowners refinance their mortgages to take advantage of falling interest rates. Prepayments shorten the lives of mortgage portfolios and force GNMA investors to reinvest in lower-yielding mortgage pools. Therefore, when prepayment levels climb, mortgage analysts increase the prepayment assumptions used to price mortgage-backed securities. As a result, mortgage-backed security durations shorten, limiting the price gains from falling interest rates.

REAL YIELD--an inflation-adjusted yield for a bond, calculated by subtracting the inflation rate from the bond's nominal (or stated) yield.

REPURCHASE AGREEMENTS (REPOS)--short-term debt agreements in which a fund buys a security at one price and simultaneously agrees to sell it back to the seller at a slightly higher price on a specified date (usually within seven days). The fund does not actually own the security; instead, the security serves as collateral for the agreement.

REVENUE BONDS--securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

U.S. GOVERNMENT AGENCY INFLATION-INDEXED SECURITIES--similar to the Treasury securities, but issued by U.S. government agencies such as the Tennessee Valley
Authority.

U.S. GOVERNMENT AGENCY SECURITIES--debt securities issued by U.S. government agencies (such as the Federal Home Loan Bank and the Federal Farm Credit Bank).
Some agency securities are backed by the full faith and credit of the U.S.
government, while others are guaranteed only by the issuing agency. Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures, and bonds (maturing in three months to 50 years).

U.S. TREASURY INFLATION-INDEXED SECURITIES (TIIS)--debt securities issued by the
U.S. Treasury and backed by the direct "full faith and credit" pledge of the
U.S. government. Inflation-indexed bonds have lower interest rates than normal
Treasury bonds with similar maturities. But unlike ordinary bonds, inflation-indexed bonds' principal value is adjusted regularly for inflation based on the consumer price index. As a result, the amount of interest paid out changes with the principal adjustments.

                                                                    (continued)

                                                                          -----
                                                                          49

Glossary

U.S. TREASURY SECURITIES--debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S. government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years).

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the  30-day period. The SEC yield should  be regarded as an estimate of the fund's rate of investment income, and  it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.
Most "normal" yield curves start in the lower left corner of the graph and rise to the upper right corner, indicating that yields rise as maturities lengthen.
This upward sloping yield curve illustrates a normal risk/return relationship--more return (yield) for more risk (a longer maturity). Conversely, a "flat" yield curve provides little or no extra return for taking on more risk.

ZERO-COUPON BONDS (ZEROS)--bonds that make no periodic interest payments.
Instead, they are sold at a deep discount and then redeemed for their full face value at maturity. When held to maturity, a zero's entire return comes from the difference between its purchase price and its value at maturity. The funds typically only invest in zeros issued by the U.S. Treasury (such as STRIPS).

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME-- taxable and tax-free bond funds that can provide current income.  They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

-----

Glossary

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                          -----
                                                                          51

Notes

-----

Notes

                                                                          -----
                                                                          53

Notes

-----

[inside back cover]

                            AMERICAN CENTURY FUNDS

-------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------

AGGRESSIVE RISK

   DOMESTIC EQUITY                       INTERNATIONAL
   Veedot(reg.sm)                        Emerging Markets
   New Opportunities                     International Opportunities
   New Opportunities II                  International Discovery**
   Giftrust(reg.sm)                      International Growth
   Vista                                 Global Growth
   Heritage
   Growth                                SPECIALTY
   Ultra(reg.sm)                         Technology
   Select                                Life Sciences

-------------------------------------------------------------------------------
GROWTH AND INCOME
-------------------------------------------------------------------------------

MODERATE RISK

   ASSET ALLOCATION                      DOMESTIC EQUITY
   Balanced                              Equity Growth
   Strategic Allocation: Aggressive      Equity Index
   Strategic Allocation: Moderate        Large Company Value
   Strategic Allocation: Conservative    Tax-Managed Value
                                         Income & Growth
   SPECIALTY                             Value
   Global Gold                           Equity Income
   Global Natural Resources**
   Real Estate
   Utilities

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

-------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Ginnie Mae                            CA Intermediate-Term Tax-Free
   Inflation-Adjusted Bond               AZ Municipal Bond
   Short-Term Government                 FL Municipal Bond
                                         Tax-Free Bond
                                         CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Government Bond                       CA Long-Term Tax-Free
   Target 2005*
   Diversified Bond

AGGRESSIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Target 2030*                          CA High-Yield Municipal
   Target 2025*                          High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

-------------------------------------------------------------------------------
CAPITAL PRESERVATION
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS                 TAX-FREE MONEY MARKETS
   Prime Money Market                    FL Municipal Money Market
   Government Agency Money Market        CA Tax-Free Money Market
   Capital Preservation                  Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
 December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                  COMPANIES

0211                                  American Century Investment Services, Inc.
SH-SAN-31283S                      (c)2002 American Century Services Corporation